UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04719

The TETON Westwood Funds
(Exact name of registrant as specified in charter)

One Corporate Center Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)

John C. Ball Gabelli Funds, LLC One Corporate Center Rye, New York 10580-1422
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

TETON WESTWOOD FUNDS

Mighty MitesSM Fund

SmallCap Equity Fund

Convertible Securities Fund

Equity Fund

Balanced Fund

Semiannual Report

March 31, 2024

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.tetonadv.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Funds, you may call 800-937-8966 or send an email request to info@tetonadv.com.

TETON WESTWOOD FUNDS

(Unaudited)

		Class AAA Shares							Class A Shares
		Average Annual Returns — March 31, 2024 (a)							Average Annual Returns — March 31, 2024 (a)(b)(c)

	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments
Mighty Mites Fund	13.58%	7.40%	6.00%	11.50%	10.05%	1.48%	1.48%	9.09%	6.45%	5.40%	10.99%	9.68%	1.48%	1.48%
SmallCap Equity Fund	19.05	11.17	9.17	14.57	8.28	1.60	1.25	14.27	10.18	8.54	14.05	7.95	1.60	1.25
Convertible Securities Fund	1.46	3.88	5.14	8.96	6.77	1.82	1.16	(2.60)	2.94	4.54	8.47	6.42	1.82	1.16
Equity Fund	16.61	9.12	8.63	11.46	9.80	1.64	1.64	12.05	8.17	8.01	10.96	9.47	1.64	1.64
Balanced Fund	13.72	6.27	6.07	8.01	7.91	1.46	1.46	9.24	5.34	5.47	7.51	7.54	1.46	1.46

		Class C Shares							Class I Shares
		Average Annual Returns — March 31, 2024 (a)(c)(d)							Average Annual Returns — March 31, 2024 (a)(c)

	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments
Mighty Mites Fund	11.70%	6.59%	5.21%	10.67%	9.33%	2.23%	2.23%	13.87%	7.67%	6.26%	11.78%	10.22%	1.23%	1.23%
SmallCap Equity Fund	17.15	10.33	8.35	13.72	7.58	2.35	2.00	19.33	11.46	9.44	14.86	8.44	1.35	1.00
Convertible Securities Fund	(0.32)	3.09	4.36	8.15	6.15	2.57	1.91	1.64	4.11	5.41	9.24	6.94	1.57	0.91
Equity Fund	14.80	8.31	7.80	10.63	9.23	2.39	2.39	17.00	9.40	8.89	11.72	9.91	1.39	1.39
Balanced Fund	11.94	5.47	5.28	7.20	7.30	2.21	2.21	14.03	6.55	6.34	8.28	8.05	1.21	1.21

(a)	For the SmallCap Equity and Convertible Securities Funds (and for the Mighty Mites Fund through September 30, 2005), the Adviser reimbursed expenses to limit the expense ratio. Had such limitations not been in place, returns would have been lower. The contractual expense limitations are in effect through January 31, 2025 and are renewable annually by the Adviser. The Funds, except for the Equity and Balanced Funds, impose a 2.00% redemption fee on shares sold or exchanged within seven days after the date of purchase.
(b)	Includes the effect of the maximum 4.00% sales charge at the beginning of the period.
(c)	The performance of the Class AAA Shares is used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares. The performance for the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The performance for the Class I Shares would have been higher due to the lower expenses associated with this class of shares. The inception dates for the Class AAA Shares and the initial issuance dates for the Class A Shares, Class C Shares, and Class I Shares after which shares remained continuously outstanding are listed below.
(d)	Assuming payment of the 1.00% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

Inception Dates
	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Mighty Mites Fund	05/11/98	11/26/01	08/03/01	01/11/08
SmallCap Equity Fund	04/15/97	11/26/01	11/26/01	01/11/08
Convertible Securities Fund	09/30/97	05/09/01	11/26/01	01/11/08
Equity Fund	01/02/87	01/28/94	02/13/01	01/11/08
Balanced Fund	10/01/91	04/06/93	09/25/01	01/11/08

The TETON Westwood Funds file complete schedules of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.tetonadv.com or by calling the Funds at 800-WESTWOOD (800-937-8966). The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

Each Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities are available without charge, upon request, by (i) calling 800-WESTWOOD (800-937-8966); (ii) writing to The TETON Westwood Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) visiting the SEC’s website at www.sec.gov.

Performance Discussion (Unaudited)

Mighty Mites Fund

To Our Shareholders,

For the six months ended March 31, 2024, the net asset value (NAV) total return per Class AAA of the TETON Westwood Mighty Mites Fund was 16.0%, compared with a total returns of 19.9% for the Russell 2000 Index and 16.4% for the Dow Jones U.S. Micro-Cap Total Stock Market Index. See the next page for additional performance information.

Investment Objective and Strategy

The Fund primarily invests in small and micro-cap equity securities that have a market capitalization of $500 million or less at time of initial investment. The portfolio management team focuses on bottom up stock selection, seeking bite sized companies with excellent management teams, strong balance sheets, and superior long term fundamentals. As bottom up, fundamental, research driven investors, the team seeks to purchase the inefficiently priced stocks of excellent companies selling at a discount to their Private Market Value (PMV), and possess a catalyst that can unlock hidden value within the enterprise. As such, (y)our portfolio is diversified across a broad cross section of companies sharing these valuation characteristics.

Performance Discussion

Equities returned to favor in the fourth quarter 2023, enjoying a broad year-end rally that was particularly pronounced in small-cap stocks, which outperformed large-cap peers in the quarter but lagged for the year, extending a persistent relative performance gap. The U.S. economy has staved off a recession (thus far), U.S. Treasury yields have retraced from highs, and corporate earnings remain robust as supply chains and inflation appear to be normalizing. At their December meeting, the FOMC Committee extended the rate pause – a decision supported by strong economic data – stoking hope that interest rate stability, or even cuts, could be on the horizon. Estimated third quarter GDP growth was revised upwards to 5.2% in November as a healthy labor market continued to fuel higher consumer spending, and inflation decelerated to approximately 3.1% for the last twelve months ended November, approaching the FOMC targeted range. While the risk of recession remains top of mind, the much-craved ‘soft-landing’ appears increasingly realistic.

Equity markets delivered positive performance in the first quarter of 2024, with continued narrow concentrated high share performance in AI and large-cap technology names. Macroeconomy discussions continue to dominate the top of the mind of investors. Concerns about lingering weaknesses and geopolitics in China, excess inventories in industrial and automotive sectors, and higher mortgage rates also weigh on the equity market.

Inflation has moderated relative to last year, yet it remained stubbornly high. The U.S. economy remains resilient. The U.S. labor market continues to show strength. The addition of 303,000 jobs in the U.S. economy in the month of March was well above the economists’ consensus by around 100,000 jobs. The consumer price index remained high and stayed above expectation with year-over-year growth of 3.2% in February and 3.5% in March, driven by upticks in the cost of housing and gasoline. Core inflation was 3.8% year-over-year in March, marking the third consecutive strong reading and potential delaying the initial interest-rate cut. The U.S. Federal Reserve continues to pursue its 2% inflation target and wants to see inflation toward an annual rate of 2% prior to lowering interest rates. The market shifted its expectations on the timing of the first interest rate cut this year beyond the month of June and now expects only two rate cuts instead of the initial three going into the year.

Among the Fund’s top contributors to performance for the period were: The Eastern Co. (2.8% of net assets as of March 31, 2024), which designs, manufactures, and sells engineered solutions to industrial markets in the United States and internationally; KKR& Co Inc. (1.3%), is a private equity and real estate investment firm specializing in direct and fund of fund investments. It specializes in acquisitions, leveraged buyouts, management buyouts, credit special situations, growth equity, mature, mezzanine, distressed, turnaround, lower middle market and middle market investments; and Graham Corp. (1.1%), together with its subsidiaries, designs and manufactures fluid, power, heat transfer, and vacuum equipment for chemical and petrochemical processing, defense, space, petroleum refining, cryogenic, energy, and other industries.

Some of the detractors to performance included: Astec Industries Inc. (1.9%), which designs, engineers, manufactures, and markets equipment and components used primarily in road building and related construction activities worldwide; Marine Products Corp. (1.0%), which designs, manufactures, and sells recreational fiberglass powerboats for the sport boat and sport fishing boat markets worldwide; and Core Molding Technologies Inc. (0.7%), together with its subsidiaries, operates as a molder of thermoplastic and thermoset structural products.

We appreciate your continued confidence and trust.

Average Annual Returns through March 31, 2024 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance for periods of less than one year is not annualized.

	Six Months	1 Year	5 Year	10 Year	15 Year	Since Inception (5/11/98)
Mighty Mites Fund Class AAA	15.98%	13.58%	7.40%	6.00%	11.50%	10.05%
Dow Jones U.S. Micro-Cap Total Stock Market Index (b)	16.36	12.78	2.43	3.18	11.00	7.03
Russell 2000 Index (c)	19.94	19.71	8.10	7.58	12.89	7.36
Lipper Small Cap Value Fund Average (d)	18.22	20.99	10.53	7.41	12.70	8.23

(a)	The Adviser reimbursed expenses through September 30, 2005 to limit the expense ratios. Had such limitations not been in place, returns would have been lower. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Other share classes are available and have different performance characteristics. See page 2 for performance of other classes of shares.

(b)	The Dow Jones U.S. Micro-Cap Total Stock Market Index is designed to provide a comprehensive measure of the micro-cap segment of the U.S. stock market. Dividends are considered reinvested. You cannot invest directly in an index. Since inception performance is as of April 29, 1998.

(c)	The Russell 2000 Index is an unmanaged indicator which measures the performance of the small cap segment of the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(d)	The Lipper Small Cap Value Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index. Since inception performance is as of April 29, 1998.

In the current prospectuses dated January 26, 2024, the expense ratio for Class AAA Shares is 1.48%. See page 33 for the expense ratios for the six months ended March 31, 2024. Class AAA Shares do not have a sales charge.

Investing in small capitalization securities involves special challenges because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.tetonadv.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.tetonadv.com for performance information as of the most recent month end.

SmallCap Equity Fund (Unaudited)

To Our Shareholders,

For the six months ended March 31, 2024, the net asset value (NAV) total return per Class AAA Share of the TETON Westwood SmallCap Equity Fund was 17.6%, compared with a total return of 19.9% for the Russell 2000 Index. See the next page for additional performance information.

Investment Objective and Strategy

The Fund invests primarily in small cap companies that, through bottom up fundamental research, the portfolio manager believes are attractively priced relative to their earnings growth potential or Private Market Value. The Fund characterizes small capitalization companies as those companies with a market capitalization between $100 million and $2.5 billion at the time of the Fund’s initial investment.

Performance Discussion

The fourth quarter of 2023 saw a shift in market sentiment, igniting a strong rally as investors rushed into those stocks perceived as to have languished during the Federal Reserve’s tightening cycle. With the Fed clearly telegraphing an end to the historic rate hike cycle, which more than doubled interest costs for debt-bearing companies, market participants shifted towards anticipating both the quantity of rate cuts and their timing.

Transitioning into the new calendar year 2024, a key condition of expected rate cuts-inflation- has proved to be sticky, while job growth has powered ahead at an impressive rate. With these signs of continued economic health, the Fed adjusted its message towards a delay in the timing of rate cuts. Consequently, expectations have solidified around the likelihood of fewer cuts this year. While different than what had been eagerly anticipated at the beginning of the calendar year, the delay points towards economic health and an environment which should remain supportive of small cap companies.

Across the fiscal semiannual period, our greatest areas of performance came from our industrial, tech, consumer, and energy holdings, while our banks generally recovered much of the hit from the deposit crisis earlier in last calendar year, as in subsequent months credit quality held firm and deposit flight did not occur as feared.

Among our stronger performing stocks for the period were: American Eagle Outfitters Inc. (2.9% of net assets as of March 31, 2024), which operates as a multi-brand specialty retailer in the United States and internationally. The company provides jeans, apparel and accessories, and personal care products for women and men; EMCOR Group Inc. (1.8%), which provides construction and facilities, building, and industrial services in the United States and the United Kingdom; and Entegris Inc. (1.7%), which develops, manufactures, and supplies micro contamination control products, specialty chemicals, and advanced materials handling solutions in North America, Taiwan, China, South Korea, Japan, Europe, and Southeast Asia.

Some of the weaker holdings in the portfolio included: NetScout Systems Inc. (1.9%), which provides service assurance and cybersecurity solutions for protect digital business services against disruptions in the United States, Europe, Asia, and internationally; IMAX Corp. (1.3%) together with its subsidiaries, operates as a technology platform for entertainment and events worldwide; and AMN Healthcare Services Inc. (1.1%), which provides healthcare workforce solutions and staffing services to healthcare facilities in the United States.

We thank you for your continued confidence and trust.

Average Annual Returns through March 31, 2024 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance for periods of less than one year is not annualized.

	Six Months	1 Year	5 Year	10 Year	15 Year	Since Inception (4/15/97)
SmallCap Equity Fund Class AAA	17.55%	19.05%	11.17%	9.17%	14.57%	8.28%
Russell 2000 Index (b)	19.94	19.71	8.10	7.58	12.89	8.45
Russell 2000 Value Index (c)	18.60	18.75	8.17	6.87	12.10	8.90

(a)	The Adviser reimbursed expenses to limit the expense ratio. Had such limitation not been in place, returns would have been lower. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Other share classes are available and have different performance characteristics. See page 2 for performance of other classes of shares.

(b)	The Russell 2000 Index is an unmanaged indicator which measures the performance of the small cap segment of the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(c)	The Russell 2000 Value Index measures the performance of the small capitalization sector of the U.S. equity market. It is a subset of the Russell 2000 Index. Dividends are considered reinvested. You cannot invest directly in an index.

In the current prospectuses dated January 26, 2024, the gross expense ratio for Class AAA Shares is 1.60%, and the net expense ratio is 1.25% after contractual reimbursements by the Adviser in place through January 31, 2025. See page 34 for the expense ratios for the six months ended March 31, 2024. Class AAA Shares do not have a sales charge.

Investing in small capitalization securities involves special challenges because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.tetonadv.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.tetonadv.com for performance information as of the most recent month end.

Convertible Securities Fund (Unaudited)

To Our Shareholders,

For the six months ended March 31, 2024, the net asset value (NAV) total return per Class AAA Share of the TETON Convertible Securities Fund was 5.6% compared with a total return of 23.5% and 9.2% for the Standard & Poor’s (S&P) 500 Index and the ICE BofA U.S. Convertibles Index, respectively. See the next page for additional performance information.

Investment Objective and Strategy

The Fund invests in convertible securities. By investing in convertible securities, the portfolio managers seek the opportunity to participate in the capital appreciation of underlying stocks, while at the same time relying on the fixed income aspect of the convertible securities to provide current income and reduced price volatility, which can limit the risk of loss in a down equity market. The Fund may invest in securities of any market capitalization or credit quality, and may from time to time invest a significant amount of its assets in securities of smaller companies.

Performance Discussion

Convertibles have performed well over the last six months, benefiting both from moves in their underlying equities as well as improving credit spreads and accretion to par as certain issues approach maturity. New issuance has continued to improve the profile of the market, with higher coupons and lower conversion premiums. After a few years of mixed performance, the market is beginning to offer investors better asymmetrical exposure to underlying equities.

The first fiscal quarter began slowly, but animal spirits returned in November and December. Much of the move higher in the quarter was driven by the expectation that the Federal Reserve would stop increasing the Fed Funds Rate, and that upcoming interest rate cuts would help justify higher equity multiples in 2024. During the quarter, the Fund was overweight balanced convertibles and underweight equity sensitive convertibles, which caused the Fund to lag as underlying equities moved sharply higher.

The market was resilient in the second fiscal quarter, despite significant changes in investor expectations of the trajectory of interest rates for the remainder of the year. The refinancing trade drove convertible performance in the quarter. Many issuers who were expected to refinance existing converts over the next two years were able to come to the market at reasonable terms, extending maturities without a significant increase in interest expense. This led to a number of our fixed income equivalent holdings being bid higher as investors anticipated which companies would benefit from this trade. We took advantage of these moves to raise cash that we were able to redeploy in some of the new issues. The terms of these issues have generally been attractive as we seek asymmetrical exposure to the underlying equities, and we will continue to add them to our portfolio as appropriate.

Among our stronger performing positions for the period were: Semtech Corp. 1.6%, 11/01/27 (2.9% of net assets as of March 31, 2024), which designs, develops, manufactures, and markets analog and mixed-signal semiconductor and advanced algorithms; Northern Oil and Gas Inc. 3.6%, 04/15/29 (2.8%), is an independent energy company, which engages in the acquisition, exploration, exploitation, development, and production of crude oil and natural gas properties in the United States; and Impinj Inc. 1.1%, 05/15/27 (2.4%), which operates a cloud connectivity platform in the Americas, the Asia Pacific, Europe, the Middle East, and Africa.

Some of the weaker holdings in the portfolio included: Sunnova Energy International Inc. 2.6%, 02/15/28 (1.7%), which engages in the provision of energy as a service in the United States; fuboTV Inc.3.2% 02/15/26 (1.3%), which operates a live TV streaming platform for live sports, news, and entertainment content in the United States and internationally; and Rivian Automotive Inc.3.6% 10/15/30 (1.0%), together with its subsidiaries, designs, develops, manufactures, and sells electric vehicles and accessories.

We appreciate your continued confidence and trust.

Average Annual Returns through March 31, 2024 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance for periods of less than one year is not annualized.

	Six Months	1 Year	5 Year	10 Year	15 Year	Since Inception (9/30/97)
Convertible Securities Fund Class AAA	5.64%	1.46%	3.88%	5.14%	8.96%	6.77%
S&P 500 Index (b)	23.48	29.88	15.05	12.96	15.63	8.66
ICE BofA U.S. Convertibles Index (c)	9.17	11.31	10.27	8.68	12.08	7.66

(a)	The Adviser reimbursed expenses to limit the expense ratio. Had such limitation not been in place, returns would have been lower. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Other share classes are available and have different performance characteristics. See page 2 for performance of other classes of shares.

(b)	The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(c)	The ICE BofA U.S. Convertibles Index is a market value weighted index of all dollar denominated convertible securities that are exchangeable into U.S. equities that have a market value of more than $50 million. Dividends are considered reinvested. You cannot invest directly in an index.

In the current prospectuses dated January 26, 2024, the gross expense ratio for Class AAA Shares is 1.82%, and the net expense ratio is 1.16%, after contractual reimbursements by the Adviser in place through January 31, 2025. See page 35 for the expense ratios for the six months ended March 31, 2024. Class AAA Shares do not have a sales charge.

Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.tetonadv. com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.tetonadv.com for performance information as of the most recent month end.

Equity Fund (Unaudited)

To Our Shareholders,

For the six months ended March 31, 2024, the net asset value (NAV) total return per Class AAA Share of the Equity Fund was 16.3% compared with a total return of 23.5% for the S&P 500 Index. See the next page for additional performance information.

Investment Objective and Strategy

The Fund seeks to provide capital appreciation. The Fund’s secondary goal is to produce current income.

Performance Discussion

During the fourth quarter of 2023, U.S. equity investors clicked the buy button across the board with just a few exceptions, despite mixed economic signals internationally and marginally positive economic data stateside. U.S. consumers and the labor market remain resilient and healthy by most metrics, but there are hints of potential strain as surging credit card debt, relatively low sentiment (which got a bump in December), and a still pricey and “stuck” housing market.

The fourth quarter rally began in late October, after a series of dispiriting economic releases that had solidified the “higher for longer” interest rate trajectory caused markets to sink following a mid-summer rally. The rally was sparked by statements from the Federal Reserve that seemed to indicate that the rate hike regime had come to an end. The “Powell Pivot” caused the S&P 500 to rally 6.5% over the next eight trading days; the index finished the calendar year within a hair’s breadth of all-time highs. The rally off the bottom was encouraging in that it spread beyond the Magnificent Seven, the large-cap technology stocks that had dominated the market for much of the year. Small- and mid-cap stocks participated, and value outperformed growth for the last two months of the year.

Equity markets experienced overall growth in the first quarter of 2024, with both the Dow Jones Industrial Average and the S&P 500 setting record highs in the quarter. The closely watched S&P 500 returned 10.6%, marking the second quarter in a row of double-digit gains and reaching a new high of 5,245 in March. Broad-based market optimism, confidence in corporate earnings, and any “landing” still to come in the economy fueled those markets. Large-cap stocks continued to outpace small-cap issues, though small- and mid-caps enjoyed a strong March. From a style perspective, growth outperformed value over the entire market cap spectrum.

Among our stronger performing positions for the period were: Microsoft Corp. (3.3% of net assets as of March 31, 2024), which develops and supports software, services, devices and solutions worldwide; JPMorgan Chase & Co. (3.2%), which operates as a financial services company worldwide. It operates through four segments: Consumer & Community Banking, Corporate & Investment Bank, Commercial Banking, and Asset & Wealth Management; and American International Group Inc. (2.7%), which offers insurance products for commercial, institutional, and individual customers in North America and internationally.

Some of the weaker holdings in the portfolio included: WEC Energy Group Inc. (2.1%), through its subsidiaries, provides regulated natural gas and electricity, and renewable and nonregulated renewable energy services in the United States; NextEra Energy Inc. (2.0%), through its subsidiaries, generates, transmits, distributes, and sells electric power to retail and wholesale customers in North America; and Dollar General Corp. (1.8%), is a discount retailer, which provides various merchandise products in the southern, southwestern, midwestern, and eastern United States.

We appreciate your continued confidence and trust.

Average Annual Returns through March 31, 2024 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance for periods of less than one year is not annualized.

	Six Months	1 Year	5 Year	10 Year	15 Year	Since Inception (1/2/87)
Equity Fund Class AAA	16.28%	16.61%	9.12%	8.63%	11.46%	9.80%
S&P 500 Index (b)	23.48	29.88	15.05	12.96	15.63	10.99

(a)	Other share classes are available and have different performance characteristics. See page 2 for performance of other classes of shares.

(b)	The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index. S&P 500 Index since inception performance is as of December 31, 1986.

In the current prospectuses dated January 26, 2024, the expense ratio for Class AAA Shares is 1.64%. See page 36 for the expense ratios for the six months ended March 31, 2024. Class AAA Shares do not have a sales charge.

Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.tetonadv. com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.tetonadv.com for performance information as of the most recent month end.

Balanced Fund (Unaudited)

To Our Shareholders,

For the six months ended March 31, 2024, the net asset value (NAV) total return per Class AAA Share of the TETON Westwood Balanced Fund was 14.1% compared with total return of 5.9% and 16.4% for the Bloomberg Government/Credit Bond Index and the combined balanced benchmark comprised of 60% S&P 500 Index and 40% of the Bloomberg Government/Credit Bond Index, respectively. See the next page for additional performance information.

Investment Objective and Strategy

The Fund invests in a combination of equity and debt securities. The Fund is primarily equity oriented, and uses a top down approach in seeking to provide equity like returns but with lower volatility than a fully invested equity portfolio. Westwood Management Corp., the Fund’s sub-adviser (the “Westwood Sub-Adviser”) will typically invest 30% to 70% of the Fund’s assets in equity securities and 70% to 30% in debt securities, and the balance of the Fund’s assets in cash or cash equivalents. The actual mix of assets will vary depending on the Westwood Sub-Adviser’s analysis of market and economic conditions. The Fund invests in stocks of seasoned companies. Seasoned companies generally have market capitalizations of $1 billion or more and have been operating for at least three years. The Westwood Sub-Adviser chooses stocks of seasoned companies with proven records and above-average earnings growth potential. The Westwood Sub-Adviser has disciplines in place that serve as sell signals such as a security reaching a predetermined price target, a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Fund. The debt securities held by the Fund are investment grade securities of corporate and government issuers and commercial paper and mortgage and asset backed securities. Investment grade debt securities are securities rated in one of the four highest ratings categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”). The Fund may invest in fixed income securities of any maturity. The Fund may also invest up to 25% of its total assets in foreign equity securities and in European Depositary Receipts (“EDRs”) or American Depositary Receipts (“ADRs”), including in those of companies located in emerging markets. The Fund may also invest in foreign debt securities.

Performance Discussion

Looking back to the last quarter of 2023, despite mixed economic signals internationally and marginally positive economic data stateside, U.S. debt and equity investors clicked the buy button across the board with just a few exceptions. U.S. consumers and the labor market remain resilient and healthy by most metrics, but there are hints of potential strain as surging credit card debt, relatively low sentiment (which got a bump in December), and a still pricey and “stuck” housing market. The quarter certainly seemed to bring an end to the broad ‘higher for longer’ interest rate concerns, but investors could be getting a bit ahead of themselves already pricing in six cuts for the Federal Reserve in 2024.

Equity markets experienced overall growth in the first quarter of 2024, with both the Dow Jones Industrial Average and the S&P 500 setting record highs in the quarter. The closely watched S&P 500 returned 10.6%, marking the second quarter in a row of double-digit gains and reaching a new high of 5,245 in March. Broad-based market optimism, confidence in corporate earnings, and any “landing” still to come in the economy fueled those markets. Large-cap stocks continued to outpace small-cap issues, though small- and mid-caps enjoyed a strong March. From a style perspective, growth outperformed value over the entire market cap spectrum.

Bond markets trended sideways to lower as resilient economic data and sticky inflation prompted a revival in the “higher for longer” interest rate case that was confirmed by the Federal Reserve in their March meeting. Despite the shift in the Fed’s sentiment, investors continued to believe in a benign risk environment.

The bond market was not as bullish as we saw late last year, but showed signs of stabilization, with yields on government bonds remaining relatively steady. The 10-year U.S. Treasury yield, a key indicator for borrowing costs, closed the quarter at 4.20%, up from its final read in 2023 of 3.88%. The decline in the Treasury bond market reflects the Federal Reserve's cautious approach to interest rate cuts, now expected to total just three for the rest of the year, less than half of what was expected in early January. Corporate bond yields, on the other hand, experienced a slight increase, reflecting the improved credit outlook for many companies and the overall optimism in the market.

Among our stronger performing positions for the period were: Microsoft Corp. (4.1% of net assets as of March 31, 2024), which develops and supports software, services, devices and solutions worldwide; Alphabet Inc. (2.7%), which offers various products and platforms in the United States, Europe, the Middle East, Africa, the Asia-Pacific, Canada, and Latin America; and Amazon.com Inc. (1.8%), which engages in the retail sale of consumer products, advertising, and subscriptions service through online and physical stores in North America and internationally.

Some of the weaker holdings in the portfolio included: VICI Properties Inc. (1.4%), is an S&P 500 experiential real estate investment trust that owns one of the largest portfolios of market-leading gaming, hospitality and entertainment destinations, including Caesars Palace Las Vegas, MGM Grand, and the Venetian Resort Las Vegas; The Hershey Co. (0.9%), together with its subsidiaries, engages in the manufacture and sale of confectionery products and pantry items in the United States and internationally; and WEC Energy Group Inc. (0.8%), through its subsidiaries, provides regulated natural gas and electricity, and renewable and nonregulated renewable energy services in the United States.

We appreciate your continued confidence and trust.

Average Annual Returns through March 31, 2024 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance for periods of less than one year is not annualized.

	Six Months	1 Year	5 Year	10 Year	15 Year	Since Inception (10/1/91)
Balanced Fund Class AAA	14.06%	13.72%	6.27%	6.07%	8.01%	7.91%
60% S&P 500 Index and 40% Bloomberg Government/Credit Bond Index (b)	16.43	18.62	9.28	8.46	10.50	8.24
S&P 500 Index (c)	23.48	29.88	15.05	12.96	15.63	10.52
Bloomberg Government/Credit Bond Index (d)	5.86	1.74	0.62	1.70	2.81	4.83

(a)	The Adviser reimbursed expenses in years prior to 1998 to limit the expense ratio. Had such limitation not been in place, returns would have been lower. Other share classes are available and have different performance characteristics. See page 2 for performance of other classes of shares.

(b)	The Blended Index consists of a blend of 60% of the S&P 500 Index and 40% of the Bloomberg Government/Credit Bond Index.

(c)	The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index. Since inception performance are as of September 30, 1991.

(d)	The Bloomberg Government/Credit Bond Index is a market value weighted index that tracks the performance of fixed rate, publicly placed, dollar denominated obligations. Since inception performance are as of September 30, 1991.

In the current prospectuses dated January 26, 2024, the expense ratio for Class AAA Shares is 1.46%. See page 37 for the expense ratios for the six months ended March 31, 2024. Class AAA Shares do not have a sales charge.

Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.tetonadv. com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.tetonadv.com for performance information as of the most recent month end.

TETON Westwood Funds

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2023 through March 31, 2024

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table on page 14 illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by$1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

TETON Westwood Funds

Disclosure of Fund Expenses (Unaudited) (Continued)

For the Six Month Period from October 1, 2023 through March 31, 2024

Expense Table

	Actual Fund Return				Hypothetical 5% Return
	Beginning Account Value 10/01/23	Ending Account Value 03/31/24	Annualized Expense Ratio	Expenses Paid During Period*	Beginning Account Value 10/01/23	Ending Account Value 03/31/24	Annualized Expense Ratio	Expenses Paid During Period*

TETON Westwood Mighty Mites Fund
Class AAA	$1,000.00	$1,159.80	1.46%	$7.88	$1,000.00	$1,017.70	1.46%	$7.36
Class A	$1,000.00	$1,160.10	1.46%	$7.88	$1,000.00	$1,017.70	1.46%	$7.36
Class C	$1,000.00	$1,155.70	2.21%	$11.91	$1,000.00	$1,013.95	2.21%	$11.13
Class I	$1,000.00	$1,161.30	1.21%	$6.54	$1,000.00	$1,018.95	1.21%	$6.11
TETON Westwood SmallCap Equity Fund
Class AAA	$1,000.00	$1,175.50	1.25%	$6.80	$1,000.00	$1,018.75	1.25%	$6.31
Class A	$1,000.00	$1,175.40	1.25%	$6.80	$1,000.00	$1,018.75	1.25%	$6.31
Class C	$1,000.00	$1,170.50	2.00%	$10.85	$1,000.00	$1,015.00	2.00%	$10.08
Class I	$1,000.00	$1,176.90	1.00%	$5.44	$1,000.00	$1,020.00	1.00%	$5.05
TETON Westwood Convertible Securities Fund
Class AAA	$1,000.00	$1,056.40	1.15%	$5.91	$1,000.00	$1,019.25	1.15%	$5.81
Class A	$1,000.00	$1,056.60	1.15%	$5.91	$1,000.00	$1,019.25	1.15%	$5.81
Class C	$1,000.00	$1,052.30	1.90%	$9.75	$1,000.00	$1,015.50	1.90%	$9.57
Class I	$1,000.00	$1,057.50	0.90%	$4.63	$1,000.00	$1,020.50	0.90%	$4.55
TETON Westwood Equity Fund
Class AAA	$1,000.00	$1,162.80	1.57%	$8.49	$1,000.00	$1,017.15	1.57%	$7.92
Class A	$1,000.00	$1,163.90	1.57%	$8.49	$1,000.00	$1,017.15	1.57%	$7.92
Class C	$1,000.00	$1,159.30	2.32%	$12.52	$1,000.00	$1,013.40	2.32%	$11.68
Class I	$1,000.00	$1,164.40	1.32%	$7.14	$1,000.00	$1,018.40	1.32%	$6.66
TETON Westwood Balanced Fund
Class AAA	$1,000.00	$1,140.60	1.36%	$7.28	$1,000.00	$1,018.20	1.36%	$6.86
Class A	$1,000.00	$1,141.70	1.36%	$7.28	$1,000.00	$1,018.20	1.36%	$6.86
Class C	$1,000.00	$1,137.60	2.11%	$11.28	$1,000.00	$1,014.45	2.11%	$10.63
Class I	$1,000.00	$1,142.20	1.11%	$5.94	$1,000.00	$1,019.45	1.11%	$5.60

*	Expenses are equal to the Funds’ annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of March 31, 2024:

TETON Westwood Mighty Mites Fund

Diversified Industrial	14.1%	Retail	1.2%
Financial Services	12.4%	Agriculture	1.0%
Equipment and Supplies	6.9%	Environmental Control	0.7%
Electronics	6.2%	Consumer Services	0.7%
Hotels and Gaming	5.6%	Energy and Utilities: Natural Gas	0.6%
Machinery	5.6%	Communications Equipment	0.5%
Building and Construction	4.2%	Publishing	0.5%
Aviation: Parts and Services	4.1%	Telecommunications	0.5%
Restaurants	4.0%	Energy and Utilities: Services	0.5%
Health Care	3.8%	Entertainment	0.4%
Consumer Products	2.8%	Miscellaneous	0.4%
Food and Beverage	2.7%	Educational Services	0.4%
Automotive: Parts and Accessories	2.5%	Semiconductors	0.2%
Manufactured Housing and Recreational Vehicles	2.3%	Communications	0.2%
Aerospace and Defense	2.1%	Metals and Mining	0.1%
Business Services	2.1%	Paper and Forest Products	0.0%*
Specialty Chemicals	2.0%	Other Assets and Liabilities (Net)	0.0%*
Automotive	2.0%		100.0%
Real Estate	1.9%
Energy and Utilities: Water	1.7%
Computer Software and Services	1.7%	* Amount represents less than 0.05%.
Broadcasting	1.4%

TETON Westwood SmallCap Equity Fund

Banking	10.1%	Equipment and Supplies	2.4%
Semiconductors	10.0%	U.S. Government Obligations	2.3%
Health Care	8.6%	Broadcasting	2.0%
Retail	7.8%	Automotive	1.9%
Energy and Utilities	7.4%	Communications	1.8%
Financial Services	6.2%	Machinery	1.8%
Building and Construction	5.6%	Real Estate	1.7%
Electronics	4.8%	Specialty Chemicals	1.5%
Business Services	4.3%	Transportation	1.2%
Diversified Industrial	3.9%	Materials	0.7%
Computer Software and Services	3.8%	Aerospace	0.5%
Consumer Products	3.3%	Entertainment	0.1%
Communications Equipment	3.3%	Other Assets and Liabilities (Net)	0.1%
Aviation: Parts and Services	2.9%		100.0%

TETON Convertible Securities Fund

Health Care	15.1%	U.S. Government Obligations	2.2%
Computer Software and Services	12.6%	Business Services	2.0%
Semiconductors	12.1%	Real Estate Investment Trusts	1.7%
Energy and Utilities: Integrated	11.8%	Food and Beverage	1.3%
Energy and Utilities: Services	10.1%	Specialty Chemicals	1.1%
Consumer Services	10.0%	Metals and Mining	1.1%
Financial Services	6.2%	Automotive	1.0%
Telecommunications	3.2%	Aerospace and Defense	0.9%
Entertainment	3.0%	Transportation	0.5%
Diversified Industrial	2.6%	Other Assets and Liabilities (Net)	(1.0)%
Communications Equipment	2.5%		100.0%

TETON Westwood Equity Fund

Financial Services	18.0%	Energy: Oil	5.0%
Retail	11.8%	Real Estate	3.7%
Computer Software and Services	11.5%	Energy and Energy Services	3.3%
Health Care	10.7%	Banking	3.2%
Food and Beverage	6.0%	Diversified Industrial	2.4%
Energy: Integrated	5.9%	Air Freight and Logistics	2.1%
Equipment and Supplies	5.1%	Business Services	2.1%

Summary of Portfolio Holdings (Unaudited) (Continued)

Electronics	2.0%	Commercial Services and Supplies	1.0%
Computer Hardware	2.0%	Short Term Investment	0.3%
Transportation	1.9%	Other Assets and Liabilities (Net)	(0.1)%
Telecommunications	1.1%		100.0%
.ConsumerProducts	1.0%

TETON Westwood Balanced Fund

Financial Services	15.7%	Semiconductors	2.3%
Computer Software and Services	12.9%	Energy: Integrated	2.1%
Retail	10.4%	Consumer Services	1.8%
Health Care	7.9%	Electronics	1.8%
Energy and Energy Services	4.4%	Air Freight and Logistics	1.4%
Computer Hardware	4.2%	Business Services	1.3%
Real Estate	4.2%	Automotive: Parts and Accessories	1.3%
Energy: Oil	4.2%	Consumer Products	1.1%
Equipment and Supplies	3.9%	Telecommunications	1.1%
U.S. Government Obligations	3.4%	Aerospace	0.7%
Transportation	3.4%	Commercial Services and Supplies	0.6%
Banking	3.2%	Short Term Investment	0.1%
Food and Beverage	3.1%	Other Assets and Liabilities (Net)	0.4%
Diversified Industrial	3.1%		100.0%

TETON Westwood Mighty Mites Fund

Summary Schedule of Investments—March 31, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS* — 99.4%
	Aerospace and Defense — 2.1%
116,700	Allient Inc.	$2,815,346	$4,163,856
251,800	Various Securities	2,532,004	2,797,805
		5,347,350	6,961,661
	Agriculture — 1.0%
153,700	Limoneira Co.	2,751,787	3,006,372
92,215	Various Securities	440,363	172,425
		3,192,150	3,178,797
	Automotive — 2.0%
81,400	Rush Enterprises Inc., Cl. B	743,430	4,337,806
62,900	Various Securities	192,839	2,236,926
		936,269	6,574,732
	Automotive: Parts and Accessories — 2.4%
112,560	Strattec Security Corp.†	2,583,960	2,671,049
470,428	Various Securities	3,381,323	5,191,116
		5,965,283	7,862,165
	Aviation: Parts and Services — 4.1%
198,000	Astronics Corp.†	2,345,323	3,769,920
162,340	Ducommun Inc.†	3,950,942	8,328,042
83,896	Various Securities	901,168	1,261,067
		7,197,433	13,359,029
	Broadcasting — 1.4%
1,025,020	Various Securities	3,178,069	4,550,289
	Building and Construction — 4.2%
71,000	Gibraltar Industries Inc.†	1,630,943	5,717,630
31,230	The Monarch Cement Co.	848,967	5,686,983
75,559	Various Securities	348,595	2,297,741
		2,828,505	13,702,354
	Business Services — 2.1%
36,900	Du-Art Film Laboratories Inc.†(a)	0	159,998
4,100	Du-Art Film Laboratories Inc.†(a)	0	17,778
2,299,900	Trans-Lux Corp.†(b)	1,196,110	2,046,911
259,000	Various Securities	2,810,248	4,519,780
		4,006,358	6,744,467
	Communications — 0.2%
99,000	Various Securities	1,303,489	543,570
	Communications Equipment — 0.5%
53,000	Anterix Inc.†	1,723,610	1,781,330
	Computer Software and Services — 1.7%
137,000	Mitek Systems Inc.†	778,274	1,931,700
782,927	Various Securities	2,846,674	3,659,182
		3,624,948	5,590,882
	Consumer Products — 2.8%
226,000	Lifetime Brands Inc.	2,351,898	2,368,480
290,000	Marine Products Corp.	2,022,511	3,407,500
5,700	PC Group Inc.†(a)	3,465	1
3,080,200	Various Securities	1,975,047	3,480,615
		6,352,921	9,256,596
	Consumer Services — 0.7%
168,000	1-800-Flowers.com Inc., Cl. A†	1,077,814	1,819,440
66,900	Various Securities	140,909	360,920
		1,218,723	2,180,360
	Diversified Industrial — 14.1%
198,400	Burnham Holdings Inc., Cl. A(b)	3,025,109	2,638,720
48,400	Columbus McKinnon Corp.	748,412	2,160,092
Shares		Cost	Market Value
194,600	Distribution Solutions Group Inc.†	$1,234,676	$6,904,408
130,000	Graham Corp.†	1,400,045	3,546,400
167,537	L.B. Foster Co., Cl. A†	2,421,667	4,575,436
495,600	Myers Industries Inc.	8,664,423	11,483,052
188,500	Park-Ohio Holdings Corp.	3,862,594	5,029,180
949,500	Various Securities	8,218,805	9,993,214
		29,575,731	46,330,502
	Educational Services — 0.4%
80,000	Various Securities	228,510	1,275,200
	Electronics — 6.2%
53,400	Bel Fuse Inc., Cl. A	911,372	3,781,254
109,200	CTS Corp.	1,049,742	5,109,468
66,500	Ultra Clean Holdings Inc.†	136,535	3,055,010
54,012	Vishay Precision Group Inc.†	1,407,877	1,908,244
415,590	Various Securities	2,674,532	6,552,547
		6,180,058	20,406,523
	Energy and Utilities: Natural Gas — 0.6%
87,010	RGC Resources Inc.	1,176,262	1,761,082
3,500	Various Securities	167,989	183,225
		1,344,251	1,944,307
	Energy and Utilities: Services — 0.4%
296,500	Various Securities	650,414	1,368,178
	Energy and Utilities: Water — 1.7%
178,980	Various Securities	2,613,627	5,613,995
	Entertainment — 0.4%
139,807	Various Securities	869,957	1,391,968
	Environmental Control — 0.7%
20,300	Casella Waste Systems Inc., Cl. A†	78,453	2,007,061
15,000	Various Securities	121,162	273,150
		199,615	2,280,211
	Equipment and Supplies — 6.9%
128,500	Core Molding Technologies Inc.†	1,048,071	2,432,505
23,000	Federal Signal Corp.	144,789	1,952,010
271,900	The Eastern Co.	5,109,538	9,269,071
74,400	The Gorman-Rupp Co.	1,729,789	2,942,520
71,000	Titan Machinery Inc.†	907,211	1,761,510
240,200	Various Securities	1,700,988	4,201,767
		10,640,386	22,559,383
	Financial Services — 12.4%
79,800	Capital City Bank Group Inc.	1,945,755	2,210,460
1,001	Farmers & Merchants Bank of Long Beach	5,424,822	4,804,800
376,800	Flushing Financial Corp.	5,941,442	4,751,448
10	Guaranty Corp., Cl. A†(a)	137,500	55,000
42,500	KKR & Co. Inc.	5,637	4,274,650
1,293,244	Various Securities	18,953,983	24,686,383
		32,409,139	40,782,741
	Food and Beverage — 2.7%
1,629,867	Various Securities	10,327,012	8,916,967
	Health Care — 3.8%
192,860	Neogen Corp.†	273,278	3,043,331
881,763	Various Securities	5,064,360	9,384,048
		5,337,638	12,427,379
	Hotels and Gaming — 5.6%
1,211,119	Full House Resorts Inc.†	3,339,101	6,745,933
114,200	Golden Entertainment Inc.	1,309,065	4,205,986
247,221	Inspired Entertainment Inc.†	1,489,024	2,437,599

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Summary Schedule of Investments (Continued) — March 31, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS* (Continued)
	Hotels and Gaming (Continued)
421,044	Various Securities	$3,472,437	$5,079,987
		9,609,627	18,469,505

	Machinery — 5.6%
144,000	Astec Industries Inc.	5,030,269	6,294,240
452,500	Gencor Industries Inc.†	2,893,044	7,552,225
15,500	Tennant Co.	438,322	1,884,955
13,920	The Middleby Corp.†	136,601	2,238,197
4,400	Various Securities	22,722	208,865
		8,520,958	18,178,482

	Manufactured Housing and Recreational Vehicles — 2.3%
101,350	Nobility Homes Inc.	1,476,249	3,294,382
22,500	Skyline Champion Corp.†	150,291	1,912,725
28,000	Winnebago Industries Inc.	256,807	2,072,000
600	Various Securities	41,592	239,436
		1,924,939	7,518,543
	Metals and Mining — 0.1%
418,000	Various Securities	230,630	304,006
	Paper and Forest Products — 0.0%
50	Various Securities	3,051	1,153
	Publishing — 0.5%
377,600	Various Securities	2,184,299	1,727,378
	Real Estate — 1.9%
2,508	Royalty LLC†(a)	0	765
852,941	Various Securities	7,292,948	6,223,190
		7,292,948	6,223,955
	Restaurants — 4.0%
178,300	Nathan’s Famous Inc.	2,000,849	12,623,640
55,000	Various Securities	347,819	492,800
		2,348,668	13,116,440
	Retail — 1.2%
62,700	Village Super Market Inc., Cl. A	1,523,385	1,793,847
157,100	Various Securities	1,501,499	2,020,403
		3,024,884	3,814,250

	Semiconductors — 0.2%
62,427	Various Securities	577,859	634,883
	Specialty Chemicals — 2.0%
48,000	Hawkins Inc.	852,185	3,686,400
66,900	The General Chemical Group Inc.†(a)	6,021	0
296,259	Various Securities	2,246,855	2,931,915
		3,105,061	6,618,315

	Telecommunications — 0.5%
389,540	Various Securities	1,441,037	1,487,601
	TOTAL COMMON STOCKS	187,515,407	325,678,097

	PREFERRED STOCKS* — 0.1%
	Automotive: Parts and Accessories — 0.1%
6,900	Various Securities	19,312	255,182

	RIGHTS* — 0.1%
	Energy and Utilities: Services — 0.1%
85,500	Various Securities	0	90,220
	Health Care — 0.0%
25,000	Various Securities	0	500
Shares		Cost	Market Value
	Metals and Mining — 0.0%
60,000	Various Securities	$44,994	$26,880

	TOTAL RIGHTS	44,994	117,600

	WARRANTS* — 0.0%
	Business Services — 0.0%
1	Internap Corp., expire 05/08/24†(a)	0	652

	Computer Software and Services — 0.0%
9,000	Various Securities	12,907	424

	Diversified Industrial — 0.0%
47,000	Various Securities	32,110	4,700

	Health Care — 0.0%
17,474	Various Securities	15,533	54,630

	TOTAL WARRANTS	60,550	60,406

	TOTAL MISCELLANEOUS INVESTMENTS — 0.4%(c)	1,728,978	1,349,560

	TOTAL INVESTMENTS — 100.0%	$189,369,241	327,460,845

	Other Assets and Liabilities (Net) — (0.0)%		139,770
	NET ASSETS — 100.0%		$327,600,615

This Summary Schedule of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s 50 largest holdings, each investment of any issuer that exceeds 1% of the Fund’s net assets, or affiliated or Level 3 securities, if any.

*	“Various Securities” consist of issuers not identified as a top 50 holding, issues or issuers not exceeding 1% of net assets individually or in the aggregate, any issuers that are not affiliated or Level 3 securities, if any, as of March 31, 2024. The complete Schedule of Investments is available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); and (ii) on the SEC’S website at http://www.sec.gov.

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(b)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(c)	Represents undisclosed, unrestricted securities which the Fund has held for less than one year.

†	Non-income producing security.

See accompanying notes to financial statements.

TETON Westwood SmallCap Equity Fund

Schedule of Investments — March 31, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.6%
	Aerospace — 0.5%
5,260	Hexcel Corp.	$214,874	$383,191

	Automotive — 1.9%
26,625	Rush Enterprises Inc., Cl. A	572,200	1,424,970

	Aviation: Parts and Services — 2.9%
32,182	AAR Corp.†	651,299	1,926,736
6,704	Standard Motor Products Inc.	215,460	224,919
		866,759	2,151,655
	Banking — 10.1%
15,533	Atlantic Union Bankshares Corp.	437,254	548,470
40,800	Banc of California Inc.	638,651	620,568
37,211	Columbia Banking System Inc.	1,005,203	720,033
21,500	Five Star Bancorp	485,843	483,750
7,000	Glacier Bancorp Inc.	147,883	281,960
29,050	OceanFirst Financial Corp.	579,382	476,710
42,100	Old National Bancorp	706,858	732,961
10,433	SouthState Corp.	702,009	887,118
28,800	USCB Financial Holdings Inc.	315,551	328,320
51,720	Valley National Bancorp	543,421	411,691
55,700	Veritex Holdings Inc.	1,427,976	1,141,293
20,100	WaFd Inc.	519,315	583,503
10,970	Washington Trust Bancorp Inc.	397,178	294,874
		7,906,524	7,511,251
	Broadcasting — 2.0%
168,388	Grupo Televisa SAB, ADR	378,722	538,841
58,605	IMAX Corp.†	941,143	947,643
		1,319,865	1,486,484
	Building and Construction — 5.6%
3,768	EMCOR Group Inc.	382,796	1,319,554
8,395	MYR Group Inc.†	350,904	1,483,816
16,082	Skyline Champion Corp.†	896,884	1,367,131
		1,630,584	4,170,501
	Business Services — 4.3%
29,600	ABM Industries Inc.	1,067,934	1,320,752
4,600	FTI Consulting Inc.†	349,572	967,334
27,848	Heidrick & Struggles International Inc.	721,925	937,364
		2,139,431	3,225,450
	Communications — 1.8%
19,266	ATN International Inc.	806,819	606,976
51,403	Harmonic Inc.†	585,769	690,856
20,000	Luna Innovations Inc.†	136,510	64,100
		1,529,098	1,361,932
	Communications Equipment — 3.3%
153,284	Infinera Corp.†	631,517	924,302
31,937	Lumentum Holdings Inc.†	1,811,560	1,512,217
		2,443,077	2,436,519
	Computer Software and Services — 3.8%
66,300	NetScout Systems Inc.†	1,668,080	1,447,992
12,503	Progress Software Corp.	458,686	666,535
9,970	Teradata Corp.†	252,548	385,540
Shares		Cost	Market Value

79,960	Vimeo Inc.†	$399,877	$327,036
		2,779,191	2,827,103
	Consumer Products — 3.3%
112,790	OPENLANE Inc.†	1,696,320	1,951,267
1,959	Oxford Industries Inc.	115,519	220,192
34,026	The Duckhorn Portfolio Inc.†	321,352	316,782
		2,133,191	2,488,241
	Diversified Industrial — 3.9%
2,460	Albany International Corp., Cl. A	156,590	230,035
11,070	Apogee Enterprises Inc.	371,210	655,344
41,900	Enerpac Tool Group Corp.	885,290	1,494,154
19,664	Kennametal Inc.	521,994	490,420
		1,935,084	2,869,953
	Electronics — 4.8%
17,908	Advanced Energy Industries Inc.	1,193,843	1,826,258
23,000	FARO Technologies Inc.†	348,926	494,730
80,300	TTM Technologies Inc.†	1,076,777	1,256,695
		2,619,546	3,577,683
	Energy and Utilities — 7.4%
40,900	ChampionX Corp.	840,586	1,467,901
5,900	Diamondback Energy Inc.	188,260	1,169,203
40,400	Magnolia Oil & Gas Corp., Cl. A	508,204	1,048,380
32,900	Oceaneering International Inc.†	201,160	769,860
53,700	Patterson-UTI Energy Inc.	220,091	641,178
13,749	Riley Exploration Permian Inc.	360,194	453,717
		2,318,495	5,550,239
	Entertainment — 0.1%
29,834	Ollamani SAB†	31,411	53,891

	Equipment and Supplies — 2.4%
39,000	Flowserve Corp.	1,283,091	1,781,520

	Financial Services — 6.2%
10,200	Brown & Brown Inc.	230,563	892,908
14,100	First Interstate BancSystem Inc., Cl. A	331,914	383,661
7,800	Heritage Financial Corp.	131,385	151,242
8,280	Horace Mann Educators Corp.	289,733	306,277
16,105	Mercury General Corp.	518,418	831,018
17,881	Stewart Information Services Corp.	775,594	1,163,338
6,686	Stifel Financial Corp.	208,596	522,645
17,600	Univest Financial Corp.	484,444	366,432
		2,970,647	4,617,521
	Health Care — 8.6%
12,616	AMN Healthcare Services Inc.†	784,529	788,626
84,725	Axogen Inc.†	424,064	683,731
41,387	Embecta Corp.	661,567	549,206
6,360	Haemonetics Corp.†	465,719	542,826
21,914	Omnicell Inc.†	688,332	640,546
50,339	Orthofix Medical Inc.†	630,235	730,922
69,552	Patterson Cos. Inc.	1,599,437	1,923,113

See accompanying notes to financial statements.

TETON Westwood SmallCap Equity Fund

Schedule of Investments (Continued) — March 31, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
15,800	Supernus Pharmaceuticals Inc.†	$454,696	$538,938
		5,708,579	6,397,908
	Machinery — 1.8%
83,400	Mueller Water Products Inc., Cl. A	951,803	1,341,906

	Materials — 0.7%
12,690	Avient Corp.	421,009	550,746

	Real Estate — 1.7%
23,467	Alpine Income Property Trust Inc., REIT	405,067	358,576
36,400	CareTrust REIT Inc.	696,589	887,068
		1,101,656	1,245,644
	Retail — 7.8%
4,626	Advance Auto Parts Inc.	346,609	393,626
84,586	American Eagle Outfitters Inc.	1,081,698	2,181,473
42,307	El Pollo Loco Holdings Inc.†	367,496	412,070
56,082	Ethan Allen Interiors Inc.	1,186,902	1,938,755
20,300	Urban Outfitters Inc. †	477,828	881,426
		3,460,533	5,807,350
	Semiconductors — 10.0%
35,945	Cohu Inc.†	1,133,238	1,198,047
8,967	Entegris Inc.	512,004	1,260,222
20,878	FormFactor Inc.†	369,584	952,663
7,400	MKS Instruments Inc.	628,411	984,200
77,788	nLight Inc.†	877,480	1,011,244
8,068	Onto Innovation Inc.†	596,023	1,460,953
12,637	Ultra Clean Holdings Inc.†	325,821	580,544
		4,442,561	7,447,873
	Specialty Chemicals — 1.5%
14,296	Darling Ingredients Inc.†	469,597	664,907
6,243	Minerals Technologies Inc.	296,543	469,973
		766,140	1,134,880
	Transportation — 1.2%
17,513	The Greenbrier Companies Inc.	511,664	912,427

	TOTAL COMMON STOCKS	52,057,013	72,756,838

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.3%
$1,760,000	U.S. Treasury Bills, 5.299% to 5.325%††, 05/23/24 to 06/20/24	1,744,401	1,744,456

	TOTAL INVESTMENTS — 99.9%	$53,801,414	74,501,294
	Other Assets and Liabilities (Net) — 0.1%		69,324
	NET ASSETS — 100.0%		$74,570,618

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

TETON Convertible Securities Fund

Schedule of Investments — March 31, 2024 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS — 91.7%
	Aerospace and Defense — 0.9%
$150,000	Rocket Lab USA Inc., 4.250%, 02/01/29(a)	$152,551	$159,469

	Automotive — 1.0%
250,000	Rivian Automotive Inc.,
	3.625%, 10/15/30(a)	250,000	176,250

	Business Services — 2.0%
	MicroStrategy Inc.
100,000	0.625%, 03/15/30 (a)	100,000	134,060
200,000	0.875%, 03/15/31 (a)	199,806	203,900
		299,806	337,960

	Communications Equipment — 2.5%
300,000	InterDigital Inc.,
	3.500%, 06/01/27	304,864	431,594

	Computer Software and Services — 12.6%
700,000	Bandwidth Inc.,
	0.250%, 03/01/26	672,773	618,625
180,000	Cardlytics Inc.,
	4.250%, 04/01/29	183,200	197,325
400,000	CSG Systems International
	Inc.,
	3.875%, 09/15/28(a)	397,211	395,638
360,000	fuboTV Inc.,
	3.250%, 02/15/26	342,773	232,236
200,000	Lumentum Holdings Inc.,
	1.500%, 12/15/29(a)	202,178	188,405
200,000	PagerDuty Inc.,
	1.500%, 10/15/28(a)	200,000	213,760
300,000	Progress Software Corp.,
	3.500%, 03/01/30(a)	303,323	304,500
30,000	Rapid7 Inc.,
	1.250%, 03/15/29(a)	30,000	30,570
		2,331,458	2,181,059

	Consumer Services — 10.0%
500,000	Live Nation Entertainment
	Inc.,
	3.125%, 01/15/29	504,270	602,200
	NCL Corp. Ltd.
100,000	5.375%, 08/01/25	100,635	131,200
223,000	1.125%, 02/15/27	223,000	211,426
400,000	Stride Inc.,
	1.125%, 09/01/27	362,720	530,000
200,000	Uber Technologies Inc., Ser.
	2028,
	0.875%, 12/01/28(a)	200,291	247,900
		1,390,916	1,722,726

	Energy and Utilities: Integrated — 10.7%
528,000	Array Technologies Inc.,
	1.000%, 12/01/28	475,165	490,186
200,000	Bloom Energy Corp.,
	3.000%, 06/01/28(a)	200,087	182,250
425,000	NextEra Energy Partners LP,
	2.500%, 06/15/26(a)	416,814	384,075
397,000	PG&E Corp.,
	4.250%, 12/01/27(a)	402,944	399,283
200,000	Stem Inc.,
	4.250%, 04/01/30(a)	200,000	107,210

Principal Amount		Cost	Market Value

$700,000	Sunnova Energy
	International Inc.,
	2.625%, 02/15/28	$599,538	$285,214
		2,294,548	1,848,218

	Energy and Utilities: Services — 10.1%
200,000	Kosmos Energy Ltd.,
	3.125%, 03/15/30(a)	205,939	219,650
250,000	Nabors Industries Inc.,
	1.750%, 06/15/29	181,537	190,000
400,000	Northern Oil & Gas Inc.,
	3.625%, 04/15/29	421,309	488,500
375,000	Ormat Technologies Inc.,
	2.500%, 07/15/27	375,000	363,750
500,000	PPL Capital Funding Inc.,
	2.875%, 03/15/28	493,571	480,375
		1,677,356	1,742,275

	Entertainment — 3.0%
500,000	Liberty Media Corp.-Liberty
	Formula One,
	2.250%, 08/15/27	485,898	513,833

	Financial Services — 6.2%
200,000	Bread Financial Holdings
	Inc.,
	4.250%, 06/15/28(a)	201,811	234,120
300,000	Coinbase Global Inc.,
	0.250%, 04/01/30(a)	298,012	317,526
300,000	Global Payments Inc.,
	1.500%, 03/01/31(a)	306,007	318,600
200,000	SoFi Technologies Inc.,
	1.250%, 03/15/29(a)	201,975	201,800
		1,007,805	1,072,046

	Food and Beverage — 1.3%
200,000	The Chefs’ Warehouse Inc.,
	2.375%, 12/15/28	194,255	219,900

	Health Care — 12.8%
275,000	Amphastar Pharmaceuticals
	Inc.,
	2.000%, 03/15/29(a)	279,691	276,598
100,000	Coherus Biosciences Inc.,
	1.500%, 04/15/26	73,345	64,275
100,000	Cytokinetics Inc.,
	3.500%, 07/01/27	170,312	159,000
100,000	Dexcom Inc.,
	0.375%, 05/15/28(a)	102,765	107,491
150,000	Evolent Health Inc.,
	3.500%, 12/01/29(a)	160,588	172,612
500,000	Halozyme Therapeutics Inc.,
	1.000%, 08/15/28	499,958	487,027
110,000	Immunocore Holdings plc,
	2.500%, 02/01/30(a)	115,915	115,021
150,000	Insmed Inc.,
	0.750%, 06/01/28	160,472	161,025
365,000	Invacare Corp., Escrow,
	Zero Coupon, 05/08/28(b)	0	0
200,000	iRhythm Technologies Inc.,
	1.500%, 09/01/29(a)	203,242	212,075
200,000	Sarepta Therapeutics Inc.,
	1.250%, 09/15/27	226,568	234,120

See accompanying notes to financial statements.

TETON Convertible Securities Fund

Schedule of Investments (Continued) — March 31, 2024 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Health Care (Continued)
$200,000	TransMedics Group Inc.,
	1.500%, 06/01/28(a)	$173,499	$220,192
		2,166,355	2,209,436

	Metals and Mining — 1.1%
200,000	MP Materials Corp.,
	3.000%, 03/01/30(a)	199,536	187,400

	Real Estate Investment Trusts — 1.7%
250,000	Redwood Trust Inc.,
	7.750%, 06/15/27	250,000	240,625
50,000	Rexford Industrial Realty LP,
	4.125%, 03/15/29(a)	50,000	50,649
		300,000	291,274

	Semiconductors — 12.1%
300,000	Impinj Inc.,
	1.125%, 05/15/27	292,345	406,680
400,000	indie Semiconductor Inc.,
	4.500%, 11/15/27(a)	411,399	446,000
400,000	ON Semiconductor Corp.,
	0.500%, 03/01/29	390,358	395,600
500,000	Semtech Corp.,
	1.625%, 11/01/27	465,331	494,050
600,000	Wolfspeed Inc.,
	1.875%, 12/01/29	441,400	337,110
		2,000,833	2,079,440

	Telecommunications — 3.2%
500,000	Infinera Corp.,
	3.750%, 08/01/28	487,042	555,590

	Transportation — 0.5%
100,000	Air Transport Services
	Group Inc.,
	3.875%, 08/15/29(a)	100,000	83,229

	TOTAL CONVERTIBLE
	CORPORATE BONDS	15,643,223	15,811,699

Shares
	CONVERTIBLE PREFERRED STOCKS — 1.5%
	Health Care — 1.5%
11,225	Invacare Holdings Corp.,
	Ser. A,
	9.000%(b)	280,625	252,563

	MANDATORY CONVERTIBLE SECURITIES(c) — 5.6%
	Diversified Industrial — 2.6%
7,000	Chart Industries Inc., Ser. B,
	6.750%, 12/15/25	350,000	449,470

	Energy and Utilities: Integrated — 1.1%
5,000	NextEra Energy Inc.,
	6.926%, 09/01/25	234,676	194,650

	Health Care — 0.8%
3,000	BrightSpring Health Services
	Inc.,
	6.750%, 02/01/27	150,000	135,240
Shares		Cost	Market Value
	Specialty Chemicals — 1.1%
3,250	Albemarle Corp.,
	7.250%, 03/01/27	$165,100	$191,750

	TOTAL MANDATORY
	CONVERTIBLE
	SECURITIES	899,776	971,110

	COMMON STOCKS — 0.0%
	Health Care — 0.0%
5,023	Invacare Holdings Corp.†(b)	0	0

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.2%
$380,000	U.S. Treasury Bills,
	5.292% to 5.297%††,
	05/21/24 to 06/20/24	376,343	376,347

	TOTAL INVESTMENTS — 101.0%	$17,199,967	17,411,719
	Other Assets and Liabilities (Net) — (1.0)%		(180,799)
	NET ASSETS — 100.0%		$17,230,920

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

See accompanying notes to financial statements.

TETON Westwood Equity Fund

Schedule of Investments — March 31, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.8%
	Air Freight and Logistics — 2.1%
3,374	FedEx Corp.	$774,886	$977,583

	Banking — 3.2%
38,720	Bank of America Corp.	1,202,875	1,468,262

	Business Services — 2.1%
3,496	Visa Inc., Cl. A	725,519	975,664

	Commercial Services and Supplies — 1.0%
2,176	Waste Management Inc.	359,263	463,814

	Computer Hardware — 2.0%
5,297	Apple Inc.	811,363	908,330

	Computer Software and Services — 11.5%
2,698	Accenture plc, Cl. A	811,089	935,154
7,107	Alphabet Inc., Cl. A†	697,183	1,072,660
2,396	CACI International Inc.,
	Cl. A†	722,183	907,677
3,617	Microsoft Corp.	803,693	1,521,744
2,975	Salesforce Inc.	687,494	896,010
		3,721,642	5,333,245
	Consumer Products — 1.0%
4,632	Church & Dwight Co. Inc.	375,731	483,164

	Diversified Industrial — 2.4%
5,404	Honeywell International Inc.	934,830	1,109,171

	Electronics — 2.0%
10,137	Microchip Technology Inc.	759,428	909,390

	Energy and Energy Services — 3.3%
7,685	EOG Resources Inc.	666,231	982,450
3,092	Valero Energy Corp.	440,375	527,774
		1,106,606	1,510,224
	Energy: Integrated — 5.9%
7,494	DTE Energy Co.	788,138	840,377
14,618	NextEra Energy Inc.	580,279	934,236
11,530	WEC Energy Group Inc.	1,092,222	946,844
		2,460,639	2,721,457
	Energy: Oil — 5.0%
5,697	Chevron Corp.	692,428	898,645
3,893	ConocoPhillips	242,774	495,501
7,783	Exxon Mobil Corp.	900,731	904,696
		1,835,933	2,298,842
	Equipment and Supplies — 5.1%
3,716	Danaher Corp.	926,739	927,960
2,326	Hubbell Inc.	727,887	965,406
1,880	Littelfuse Inc.	454,856	455,618
		2,109,482	2,348,984
	Financial Services — 18.0%
15,951	American International
	Group Inc.	734,480	1,246,890
3,854	Arthur J. Gallagher & Co.	698,224	963,654
2,152	Berkshire Hathaway Inc.,
	Cl. B†	609,698	904,959
7,305	JPMorgan Chase & Co.	972,479	1,463,191
12,986	The Charles Schwab Corp.	885,773	939,407
2,868	The Goldman Sachs Group
	Inc.	982,614	1,197,935
2,655	The Progressive Corp.	347,497	549,107
Shares		Cost	Market Value

17,711	Wells Fargo & Co.	$726,385	$1,026,530
		5,957,150	8,291,673
	Food and Beverage — 6.0%
1,998	Domino’s Pizza Inc.	686,242	992,766
5,174	PepsiCo Inc.	538,117	905,502
4,423	The Hershey Co.	927,653	860,273
		2,152,012	2,758,541
	Health Care — 10.7%
11,659	Abbott Laboratories	1,291,488	1,325,162
4,251	Becton Dickinson & Co.	877,740	1,051,910
9,211	Johnson & Johnson	1,499,912	1,457,088
2,282	UnitedHealth Group Inc.	649,340	1,128,905
		4,318,480	4,963,065
	Real Estate — 3.7%
4,995	Prologis Inc., REIT	629,177	650,449
35,801	VICI Properties Inc., REIT	1,114,066	1,066,512
		1,743,243	1,716,961
	Retail — 11.8%
11,793	CVS Health Corp.	911,865	940,610
5,600	Darden Restaurants Inc.	922,987	936,040
5,229	Dollar General Corp.	891,466	816,038
846	O’Reilly Automotive Inc.†	645,620	955,032
2,329	The Home Depot Inc.	362,134	893,404
14,907	Walmart Inc.	676,519	896,954
		4,410,591	5,438,078
	Telecommunications — 1.1%
1,419	Motorola Solutions Inc.	375,622	503,717

	Transportation — 1.9%
3,644	Union Pacific Corp.	558,866	896,169

	TOTAL COMMON
	STOCKS	36,694,161	46,076,334

	SHORT TERM INVESTMENT — 0.3%
	Other Investment Companies — 0.3%
150,785	Dreyfus Treasury Securities
	Cash Management,
	5.190%*	150,785	150,785

	TOTAL INVESTMENTS —
	100.1%	$36,844,946	46,227,119
	Other Assets and Liabilities (Net) — (0.1)%		(47,589)
	NET ASSETS — 100.0%		$46,179,530

*	1 day yield as of March 31, 2024.

†	Non-income producing security.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

TETON Westwood Balanced Fund

Schedule of Investments — March 31, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 68.0%
	Air Freight and Logistics — 1.4%
1,935	FedEx Corp.	$444,400	$560,647

	Automotive: Parts and Accessories — 1.3%
441	O’Reilly Automotive Inc.†	312,439	497,836

	Banking — 1.3%
13,091	Bank of America Corp.	564,486	496,411

	Business Services — 1.3%
1,881	Visa Inc., Cl. A	394,003	524,949

	Commercial Services and Supplies — 0.6%
1,111	Waste Management Inc.	185,265	236,810

	Computer Hardware — 3.4%
7,789	Apple Inc.	1,352,364	1,335,658

	Computer Software and Services — 11.2%
1,508	Accenture plc, Cl. A	406,805	522,688
6,821	Alphabet Inc., Cl. A†	793,299	1,029,493
1,220	CACI International Inc.,
	Cl. A†	365,385	462,173
908	Cadence Design Systems
	Inc.†	118,221	282,642
3,765	Microsoft Corp.	1,023,543	1,584,011
1,539	Salesforce Inc.	355,300	463,516
		3,062,553	4,344,523
	Consumer Products — 0.6%
2,387	Church & Dwight Co. Inc.	192,470	248,988

	Consumer Services — 1.8%
3,850	Amazon.com Inc.†	556,881	694,463

	Diversified Industrial — 1.4%
2,601	Honeywell International Inc.	487,186	533,855

	Electronics — 1.8%
5,550	Microchip Technology Inc.	407,561	497,890
287	Monolithic Power Systems
	Inc.	102,649	194,420
		510,210	692,310
	Energy and Energy Services — 1.7%
2,939	EOG Resources Inc.	307,106	375,722
1,613	Valero Energy Corp.	229,730	275,323
		536,836	651,045
	Energy: Integrated — 2.1%
2,530	DTE Energy Co.	266,423	283,714
3,652	NextEra Energy Inc.	130,544	233,399
3,621	WEC Energy Group Inc.	347,987	297,357
		744,954	814,470
	Energy: Oil — 2.7%
2,535	Chevron Corp.	337,541	399,871
2,031	ConocoPhillips	137,497	258,506
3,292	Exxon Mobil Corp.	382,350	382,662
		857,388	1,041,039
	Equipment and Supplies — 3.9%
1,861	Amphenol Corp., Cl. A	115,082	214,666
1,992	Danaher Corp.	499,874	497,442
1,331	Hubbell Inc.	415,261	552,432
969	Littelfuse Inc.	234,446	234,837
		1,264,663	1,499,377
Shares		Cost	Market Value

	Financial Services — 9.2%
5,677	American International
	Group Inc.	$289,401	$443,771
1,460	Arthur J. Gallagher & Co.	268,441	365,058
942	Berkshire Hathaway Inc.,
	Cl. B†	267,679	396,130
3,779	JPMorgan Chase & Co.	578,369	756,934
6,672	The Charles Schwab Corp.	455,096	482,653
1,113	The Goldman Sachs Group
	Inc.	388,781	464,889
1,205	The Progressive Corp.	156,764	249,218
7,117	Wells Fargo & Co.	291,891	412,501
		2,696,422	3,571,154
	Food and Beverage — 1.7%
1,737	PepsiCo Inc.	192,833	303,992
1,890	The Hershey Co.	399,110	367,605
		591,943	671,597
	Health Care — 6.6%
6,304	Abbott Laboratories	693,765	716,513
2,042	Becton Dickinson & Co.	450,123	505,293
4,708	Johnson & Johnson	778,728	744,758
1,201	UnitedHealth Group Inc.	325,886	594,135
		2,248,502	2,560,699
	Real Estate — 2.3%
2,781	Prologis Inc., REIT	358,480	362,142
17,994	VICI Properties Inc., REIT	576,087	536,041
		934,567	898,183
	Retail — 8.1%
6,088	CVS Health Corp.	470,746	485,579
2,848	Darden Restaurants Inc.	469,582	476,043
2,713	Dollar General Corp.	465,193	423,391
1,428	Domino’s Pizza Inc.	489,699	709,545
1,506	The Home Depot Inc.	253,149	577,701
7,905	Walmart Inc.	359,377	475,644
		2,507,746	3,147,903
	Semiconductors — 1.7%
717	NVIDIA Corp.	292,585	647,852

	Telecommunications — 0.7%
729	Motorola Solutions Inc.	192,973	258,780

	Transportation — 1.2%
1,878	Union Pacific Corp.	296,802	461,857

	TOTAL COMMON
	STOCKS	21,227,638	26,390,406

Principal Amount
	CORPORATE BONDS — 27.3%
	Aerospace — 0.7%
$255,000	AerCap Ireland Capital
	DAC/AerCap Global
	Aviation Trust,
	4.450%, 10/01/25	262,295	251,099

	Banking — 1.9%
750,000	Fifth Third Bancorp,
	2.375%, 01/28/25	749,965	730,256

See accompanying notes to financial statements.

TETON Westwood Balanced Fund

Schedule of Investments (Continued) — March 31, 2024 (Unaudited)

Principal Amount		Cost	Market Value
	CORPORATE BONDS (Continued)
	Computer Hardware — 0.8%
$295,000	Dell International LLC/EMC
	Corp.,
	5.750%, 02/01/33	$293,385	$305,700

	Computer Software and Services — 1.7%
250,000	Cloud Software Group Inc.,
	6.500%, 03/31/29	228,846	237,530
	Oracle Corp.
240,000	6.250%, 11/09/32	240,400	256,964
135,000	6.900%, 11/09/52	135,542	155,407
		604,788	649,901

	Consumer Products — 0.5%
200,000	G-III Apparel Group Ltd.,
	7.875%, 08/15/25	196,830	200,483

	Diversified Industrial — 1.7%
510,000	Cabot Corp.,
	4.000%, 07/01/29	509,135	482,586
191,000	Jabil Inc.,
	1.700%, 04/15/26	191,160	177,403
		700,295	659,989

	Energy and Energy Services — 2.7%
	Energy Transfer LP
330,000	7.125% (a)(b)	282,150	323,169
250,000	6.000%, 02/01/29	238,947	252,408
235,000	6.250%, 04/15/49	273,279	241,745
260,000	Plains All American Pipeline
	LP/PAA Finance Corp.,
	3.800%, 09/15/30	270,043	238,451
		1,064,419	1,055,773

	Energy: Oil — 1.5%
10,000	Civitas Resources Inc.,
	8.375%, 07/01/28	10,000	10,542
95,000	Diamondback Energy Inc.,
	6.250%, 03/15/33	98,946	101,405
275,000	MPLX LP,
	2.650%, 08/15/30	274,214	236,426
259,000	Piedmont Natural Gas Co.
	Inc.,
	5.050%, 05/15/52	257,542	236,971
		640,702	585,344

	Financial Services — 6.5%
210,000	Ally Financial Inc., (U.S.
	Secured Overnight
	Financing Rate + 3.26%),
	6.992%, 06/13/29(b)	210,053	217,963
500,000	Bank of America Corp.,
	(U.S. Secured Overnight
	Financing Rate + 1.21%),
	2.572%, 10/20/32(b)	487,394	415,445
500,000	Bank of Montreal, MTN,
	2.650%, 03/08/27	493,131	468,928
405,000	Blue Owl Capital Corp.,
	3.400%, 07/15/26	404,803	381,791
500,000	Citigroup Inc., (U.S. Secured
	Overnight Financing Rate
	+ 1.28%),
	3.070%, 02/24/28(b)	495,124	470,545
Principal Amount		Cost	Market Value

$370,000	HSBC Holdings plc, (U.S.
	Secured Overnight
	Financing Rate + 3.03%),
	7.336%, 11/03/26(b)	$370,000	$380,867
190,000	State Street Corp., Ser.
	I, (5 yr. US Treasury
	Yield Curve Rate T Note
	Constant Maturity +
	2.61%),
	6.700%, (a)(b)	190,426	193,226
		2,650,931	2,528,765

	Food and Beverage — 1.4%
250,000	Pilgrim’s Pride Corp.,
	6.250%, 07/01/33	247,881	255,818
380,000	The J.M. Smucker Co.,
	3.550%, 03/15/50	386,780	269,941
		634,661	525,759

	Health Care — 0.5%
250,000	CHS/Community Health
	Systems Inc.,
	5.250%, 05/15/30	207,985	204,083

	Real Estate — 1.9%
150,000	Brixmor Operating
	Partnership LP,
	2.250%, 04/01/28	149,874	133,327
200,000	Iron Mountain Inc.,
	5.000%, 07/15/28	185,949	191,607
250,000	MPT Operating Partnership
	LP/MPT Finance Corp.,
	4.625%, 08/01/29	196,697	191,959
265,000	Realty Income Corp.,
	2.850%, 12/15/32	275,253	220,784
		807,773	737,677

	Retail — 2.3%
200,000	AutoZone Inc.,
	1.650%, 01/15/31	198,471	161,439
800,000	CVS Health Corp.,
	3.250%, 08/15/29	807,423	734,551
		1,005,894	895,990

	Semiconductors — 0.6%
235,000	Broadcom Inc.,
	4.150%, 11/15/30	260,839	222,499

	Telecommunications — 0.4%
270,000	Charter Communications
	Operating LLC/Charter
	Communications
	Operating Capital Corp.,
	3.700%, 04/01/51	277,337	167,315

	Transportation — 2.2%
875,000	AP Moller - Maersk A/S,
	4.500%, 06/20/29	871,906	856,495

	TOTAL CORPORATE
	BONDS	11,230,005	10,577,128

See accompanying notes to financial statements.

TETON Westwood Balanced Fund

Schedule of Investments (Continued) — March 31, 2024 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS — 0.8%
	Health Care — 0.8%
$325,000	Exact Sciences Corp.,
	0.375%, 03/15/27	$354,933	$311,383

	U.S. GOVERNMENT OBLIGATIONS — 3.4%
	U.S. Treasury Bonds — 3.4%
365,000	2.500%, 02/15/45	333,388	267,470
565,000	2.500%, 05/15/46	572,395	408,499
285,000	2.250%, 08/15/46	299,458	195,498
235,000	1.875%, 02/15/51	215,659	141,936
410,000	3.000%, 08/15/52	341,947	319,199
		1,762,847	1,332,602

Shares
	SHORT TERM INVESTMENT — 0.1%
	Other Investment Companies — 0.1%
35,110	Dreyfus Treasury Securities
	Cash Management,
	5.190%*	35,110	35,110

	TOTAL INVESTMENTS —
	99.6%	$34,610,533	38,646,629
	Other Assets and Liabilities (Net) — 0.4%		141,998
	NET ASSETS — 100.0%		$38,788,627

†	Non-income producing security.

(a)	Security is perpetual and has no stated maturity date.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of March 31, 2024.

*	1 day yield as of March 31, 2024.

MTN	Medium Term Note

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Assets and Liabilities

March 31, 2024 (Unaudited)

			Convertible
	Mighty	SmallCap	Securities
	Mites Fund	Equity Fund	Fund
Assets:
Investments, at value (Cost $185,148,022, $53,801,414, and 17,199,967, respectively)	$322,775,214	$74,501,294	$17,411,719
Investments in affiliates, at value (Cost $4,221,219)	4,685,631	—	—
Cash	—	33,526	—
Foreign currency, at value (Cost $97,776)	95,779	—	—
Receivable for Fund shares sold	180,866	34,886	—
Receivable for investments sold	543,765	—	—
Receivable from Adviser	—	20,134	14,354
Dividends and interest receivable	390,727	43,810	88,086
Prepaid expenses	50,213	46,274	32,417
Total Assets	328,722,195	74,679,924	17,546,576
Liabilities:
Payable to bank	78,052	—	55,859
Payable for investments purchased	—	—	183,200
Payable for Fund shares redeemed	410,754	1,046	4,737
Payable for investment advisory fees	259,203	61,610	14,651
Payable for distribution fees	43,783	5,706	2,199
Payable for accounting fees	7,500	7,500	—
Payable for custodian fees	15,626	2,574	12,227
Payable for legal and audit fees	32,845	22,216	17,821
Payable for shareholder communications expenses	106,122	2,035	11,901
Payable for shareholder services fees	167,695	6,619	11,262
Other accrued expenses	—	—	1,799
Total Liabilities	1,121,580	109,306	315,656
Net Assets	$327,600,615	$74,570,618	$17,230,920
Net Assets Consist of:
Paid-in capital	$146,761,334	$49,126,142	$17,521,861
Total distributable earnings/(accumulated loss)	180,839,281	25,444,476	(290,941)
Net Assets	$327,600,615	$74,570,618	$17,230,920
Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net assets	$79,094,886	$9,053,743	$3,294,731
Shares of beneficial interest outstanding	3,962,183	346,634	279,661
Net Asset Value, offering, and redemption price per share	$19.96	$26.12	$11.78
Class A:
Net assets	$70,631,436	$8,450,056	$2,230,777
Shares of beneficial interest outstanding	3,765,699	345,502	181,831
Net Asset Value and redemption price per share	$18.76	$24.46	$12.27
Maximum offering price per share (NAV ÷ 0.96, based on maximum sales charge of 4.00% of the offering price)	$19.54	$25.48	$12.78
Class C:
Net assets	$15,650,758	$2,558,915	$1,234,764
Shares of beneficial interest outstanding	1,041,651	129,602	93,309
Net Asset Value and offering price per share (a)	$15.02	$19.74	$13.23
Class I:
Net assets	$162,223,535	$54,507,904	$10,470,648
Shares of beneficial interest outstanding	7,816,186	1,993,155	885,537
Net Asset Value, offering, and redemption price per share	$20.75	$27.35	$11.82

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Assets and Liabilities (Continued)

March 31, 2024 (Unaudited)

	Equity	Balanced
	Fund	Fund
Assets:
Investments, at value (Cost $36,844,946 and $34,610,533, respectively)	$46,227,119	$38,646,629
Cash	21,466	9,577
Receivable for Fund shares sold	867	246
Dividends and interest receivable	41,036	161,820
Prepaid expenses	47,530	46,888
Total Assets	46,338,018	38,865,160
Liabilities:
Payable for Fund shares redeemed	80,441	420
Payable for investment advisory fees	38,433	24,501
Payable for distribution fees	9,369	8,088
Payable for custodian fees	3,305	12,382
Payable for legal and audit fees	17,898	17,884
Payable for shareholder communications expenses	852	5,691
Payable for shareholder services fees	8,190	7,567
Total Liabilities	158,488	76,533
Net Assets	$46,179,530	$38,788,627
Net Assets Consist of:
Paid-in capital	$35,623,602	$34,257,859
Total distributable earnings	10,555,928	4,530,768
Net Assets	$46,179,530	$38,788,627
Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net assets	$44,197,800	$30,261,185
Shares of beneficial interest outstanding	3,792,876	2,920,102
Net Asset Value, offering, and redemption price per share	$11.65	$10.36
Class A:
Net assets	$766,157	$5,012,595
Shares of beneficial interest outstanding	65,790	479,273
Net Asset Value and redemption price per share	$11.65	$10.46
Maximum offering price per share (NAV ÷ 0.96, based on maximum sales charge of 4.00% of the offering price)	$12.14	$10.90
Class C:
Net assets	$12,493	$834,936
Shares of beneficial interest outstanding	1,197	78,690
Net Asset Value and offering price per share (a)	$10.44	$10.61
Class I:
Net assets	$1,203,080	$2,679,911
Shares of beneficial interest outstanding	103,868	259,151
Net Asset Value, offering, and redemption price per share	$11.58	$10.34

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Operations

For the Six Months Ended March 31, 2024 (Unaudited)

			Convertible
	Mighty	SmallCap	Securities
	Mites Fund	Equity Fund	Fund
Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $34,351, $0, and $0, respectively)	$2,301,736	$561,993	$20,470
Dividends - affiliated	90,182	–	–
Interest	18,508	57,284	324,153
Total Investment Income	2,410,426	619,277	344,623
Expenses:
Investment advisory fees	1,668,653	350,503	92,890
Distribution fees - Class AAA	98,683	10,153	4,056
Distribution fees - Class A	85,966	9,421	2,785
Distribution fees - Class C	81,297	12,055	6,762
Accounting fees	22,500	22,500	–
Custodian fees	35,648	6,043	5,422
Legal and audit fees	37,405	19,319	16,305
Registration expenses	14,971	14,870	17,449
Shareholder communications expenses	87,249	21,274	13,163
Shareholder services fees	160,389	9,534	5,611
Trustees’ fees	44,773	8,944	2,482
Interest expense	65	–	–
Miscellaneous expenses	21,776	8,374	7,558
Total Expenses	2,359,375	492,990	174,483
Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	–	(109,856)	(76,464)
Advisory fee reduction on unsupervised assets (See Note 3)	(66,345)	–	–
Expenses paid indirectly by broker (See Note 6)	(3,454)	(1,128)	(814)
Total Reimbursements, Waivers, Reductions, and Credits	(69,799)	(110,984)	(77,278)
Net Expenses	2,289,576	382,006	97,205
Net Investment Income	120,850	237,271	247,418
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain/(loss) on investments - unaffiliated	49,674,820	5,285,287	(81,729)
Net realized loss on investments - affiliated	(70,852)	–	–
Net realized loss on foreign currency transactions	(785)	–	–
Net realized gain/(loss) on investments and foreign currency transactions	49,603,183	5,285,287	(81,729)
Net change in unrealized appreciation/depreciation:
on investments - unaffiliated	12,811,331	5,999,484	816,386
on investments - affiliated	(13,917,055)	–	–
on foreign currency translations	(1,455)	–	–
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	(1,107,179)	5,999,484	816,386
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	48,496,004	11,284,771	734,657
Net Increase in Net Assets Resulting from Operations	$48,616,854	$11,522,042	$982,075

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Operations (Continued)

For the Six Months Ended March 31, 2024 (Unaudited)

	Equity	Balanced
	Fund	Fund
Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $0 and $0, respectively)	$440,734	$203,788
Interest	8,437	291,604
Total Investment Income	449,171	495,392
Expenses:
Investment advisory fees	217,448	140,060
Distribution fees - Class AAA	52,024	35,961
Distribution fees - Class A	903	6,026
Distribution fees - Class C	57	4,513
Custodian fees	4,789	5,701
Legal and audit fees	14,532	14,360
Registration expenses	11,249	12,490
Shareholder communications expenses	15,306	14,594
Shareholder services fees	12,576	9,511
Trustees’ fees	5,538	4,761
Interest expense	124	71
Miscellaneous expenses	7,279	7,082

Total Expenses	341,825	255,130
Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	–	–
Advisory fee reduction on unsupervised assets (See Note 3)	–	–
Expenses paid indirectly by broker (See Note 6)	(949)	(910)
Total Reimbursements, Waivers, Reductions, and Credits	(949)	(910)
Net Expenses	340,876	254,220
Net Investment Income	108,295	241,172
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments - unaffiliated	1,253,014	524,848
Net realized gain on investments - affiliated	–	–
Net realized gain on foreign currency transactions	–	–
Net realized gain on investments and foreign currency transactions	1,253,014	524,848
Net change in unrealized appreciation/depreciation:
on investments- unaffiliated	5,292,336	4,194,794
on investments - affiliated	–	–
on foreign currency translations	–	–
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	5,292,336	4,194,794
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	6,545,350	4,719,642
Net Increase in Net Assets Resulting from Operations	$6,653,645	$4,960,814

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Changes in Net Assets

March 31, 2024

	Mighty Mites Fund
	For the Six
	Months
	Ended	For the
	March 31,	Year Ended
	2024	September
	(Unaudited)	30, 2023

Operations:
Net investment income	$120,850	$1,436,522
Net realized gain/(loss) on investments and foreign currency transactions	49,603,183	70,385,508
Net realized gain on redemptions in-kind	–	3,330,066
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(1,107,179)	(11,587,171)
Net Increase in Net Assets Resulting from Operations	48,616,854	63,564,925
Distributions to Shareholders:
Accumulated earnings
Class AAA	(14,224,106)	(11,164,408)
Class A	(12,322,823)	(9,626,296)
Class C	(3,037,288)	(3,076,929)
Class I	(33,611,691)	(33,844,855)
Total Distributions to Shareholders	(63,195,908)	(57,712,488)

Shares of Beneficial Interest Transactions:
Proceeds from shares issued
Class AAA	689,081	2,567,651
Class A	4,132,390	9,925,813
Class C	204,797	898,544
Class I	12,733,404	29,415,843
	17,759,672	42,807,851
Proceeds from reinvestment of distributions
Class AAA	13,877,592	10,872,699
Class A	10,798,764	8,304,405
Class C	3,014,541	3,034,798
Class I	27,724,148	25,597,381
	55,415,045	47,809,283
Cost of shares redeemed
Class AAA	(15,866,605)	(16,254,457)
Class A	(13,773,474)	(19,023,694)
Class C	(4,866,862)	(11,957,744)
Class I	(78,430,836)	(113,755,096)
	(112,937,777)	(160,990,991)
Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	(39,763,060)	(70,373,857)
Redemption Fees	142	14
Net Increase/(Decrease) in Net Assets	(54,341,972)	(64,521,406)
Net Assets:
Beginning of year	381,942,587	446,463,993
End of period	$327,600,615	$381,942,587

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Changes in Net Assets (Continued)

March 31, 2024

SmallCap Equity Fund		Convertible Securities Fund		Equity Fund		Balanced Fund

For the Six		For the Six		For the Six		For the Six
Months	For the	Months	For the	Months	For the	Months	For the
Ended March	Year Ended	Ended March	Year Ended	Ended March	Year Ended	Ended March	Year Ended
31, 2024	September 30,	31, 2024	September 30,	31, 2024	September 30,	31, 2024	September 30,
(Unaudited)	2023	(Unaudited)	2023	(Unaudited)	2023	(Unaudited)	2023

$237,271	$532,116	$247,418	$618,124	$108,295	$234,454	$241,172	$474,197
5,285,287	930,537	(81,729)	(7,481)	1,253,014	1,749,578	524,848	842,419
–	–	–	–	–	–	–	–
5,999,484	4,291,987	816,386	735,173	5,292,336	2,575,378	4,194,794	2,549,519
11,522,042	5,754,640	982,075	1,345,816	6,653,645	4,559,410	4,960,814	3,866,135

(231,052)	(123,982)	(45,582)	(466,866)	(2,068,035)	(3,192,830)	(789,868)	(2,418,152)
(215,981)	(109,934)	(29,613)	(360,197)	(35,880)	(59,410)	(132,591)	(424,683)
(58,382)	(24,161)	(12,283)	(293,965)	(479)	(1,829)	(20,517)	(45,380)
(1,603,399)	(760,837)	(159,232)	(3,107,468)	(63,916)	(155,555)	(80,370)	(254,204)
(2,108,814)	(1,018,914)	(246,710)	(4,228,496)	(2,168,310)	(3,409,624)	(1,023,346)	(3,142,419)

257,663	865,822	20,123	19,834	162,475	370,604	350,462	310,927
499,896	1,962,608	21,006	71,017	4,732	8,069	189,412	53,827
200,634	1,295,436	34,772	77,098	–	–	151,885	547,576
6,288,260	31,333,039	580,864	2,413,963	78,689	143,768	229,377	513,313
7,246,453	35,456,905	656,765	2,581,912	245,896	522,441	921,136	1,425,643

229,238	122,746	45,098	463,757	2,006,323	3,077,989	767,119	2,350,696
215,351	109,733	29,608	357,689	34,840	57,984	129,945	411,206
58,382	24,161	12,206	293,074	479	1,829	20,517	45,380
1,603,193	760,165	159,003	3,105,507	63,415	151,069	80,370	254,204
2,106,164	1,016,805	245,915	4,220,027	2,105,057	3,288,871	997,951	3,061,486

(154,599)	(1,406,921)	(257,823)	(827,310)	(2,613,871)	(5,212,589)	(1,826,946)	(6,764,738)
(421,706)	(1,372,741)	(155,946)	(1,334,485)	(36,494)	(186,950)	(622,630)	(1,467,058)
(374,646)	(1,099,150)	(398,980)	(1,941,151)	–	(16,324)	(314,924)	(202,014)
(11,322,662)	(18,625,991)	(3,824,496)	(19,206,360)	(243,418)	(1,096,522)	(646,642)	(1,323,937)
(12,273,613)	(22,504,803)	(4,637,245)	(23,309,306)	(2,893,783)	(6,512,385)	(3,411,142)	(9,757,747)
(2,920,996)	13,968,907	(3,734,565)	(16,507,367)	(542,830)	(2,701,073)	(1,492,055)	(5,270,618)
–	1,905	–	–	–	–	–	–
6,492,232	18,706,538	(2,999,200)	(19,390,047)	3,942,505	(1,551,287)	2,445,413	(4,546,902)

68,078,386	49,371,848	20,230,120	39,620,167	42,237,025	43,788,312	36,343,214	40,890,116
$74,570,618	$68,078,386	$17,230,920	$20,230,120	$46,179,530	$42,237,025	$38,788,627	$36,343,214

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss) (a)(b)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(c)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(d)		Operating Expenses Before Waivers/ Credits/ Reimbursements/ Reductions(e)		Portfolio Turnover Rate
Mighty Mites Fund
Class AAA
2024(f)	$20.86	$(0.00	)(c)	$2.72	$2.72	$(0.07)	$(3.55)	$(3.62)	$0.00	$19.96	15.98%	$79,095	(0.01	)%(g)	1.46	%(g)	1.51	%(g)	1%
2023	20.74	0.05		2.86	2.91	(0.13)	(2.66)	(2.79)	0.00	20.86	14.10	82,962	0.23		1.48		1.51		2
2022	30.25	0.13		(5.39)	(5.26)	(0.07)	(4.18)	(4.25)	0.00	20.74	(20.64)	84,906	0.50		1.41		1.43		3
2021	22.42	0.13		10.11	10.24	–	(2.41)	(2.41)	0.00	30.25	48.78	129,754	0.47		1.40		1.42		6
2020	25.58	(0.07)		(2.01)	(2.08)	–	(1.08)	(1.08)	0.00	22.42	(8.68)	103,109	(0.31)		1.43		1.44		2
2019	28.86	(0.03)		(2.28)	(2.31)	–	(0.97)	(0.97)	0.00	25.58	(8.00)	156,267	(0.11)		1.41		1.41		8
Class A
2024(f)	$19.59	$(0.00	)(c)	$2.56	$2.56	$(0.06)	$(3.33)	$(3.39)	$0.00	$18.76	16.01%	$70,631	(0.00	)%(g)(h)	1.46	%(g)	1.51	%(g)	1%
2023	19.49	0.05		2.69	2.74	(0.14)	(2.50)	(2.64)	0.00	19.59	14.10	71,537	0.24		1.48		1.51		2
2022	28.68	0.12		(5.06)	(4.94)	(0.07)	(4.18)	(4.25)	0.00	19.49	(20.63)	71,820	0.48		1.41		1.43		3
2021	21.37	0.12		9.60	9.72	–	(2.41)	(2.41)	0.00	28.68	48.74	98,771	0.44		1.41		1.43		6
2020	24.49	(0.12)		(1.92)	(2.04)	–	(1.08)	(1.08)	0.00	21.37	(8.91)	68,250	(0.55)		1.68		1.69		2
2019	27.75	(0.09)		(2.20)	(2.29)	–	(0.97)	(0.97)	0.00	24.49	(8.26)	75,977	(0.35)		1.66		1.66		8
Class C
2024(f)	$15.74	$(0.05)		$2.05	$2.00	$(0.05)	$(2.67)	$(2.72)	$0.00	$15.02	15.57%	$15,651	(0.76	)%(g)	2.21	%(g)	2.25	%(g)	1%
2023	15.67	(0.09)		2.17	2.08	–	(2.01)	(2.01)	0.00	15.74	13.23	18,012	(0.52)		2.23		2.26		2
2022	23.95	(0.05)		(4.05)	(4.10)	–	(4.18)	(4.18)	0.00	15.67	(21.22)	25,567	(0.25)		2.16		2.18		3
2021	18.31	(0.06)		8.11	8.05	–	(2.41)	(2.41)	0.00	23.95	47.66	48,054	(0.27)		2.15		2.17		6
2020	21.24	(0.20)		(1.65)	(1.85)	–	(1.08)	(1.08)	0.00	18.31	(9.40)	47,509	(1.06)		2.18		2.19		2
2019	24.32	(0.18)		(1.93)	(2.11)	–	(0.97)	(0.97)	0.00	21.24	(8.70)	108,356	(0.85)		2.16		2.16		8
Class I
2024(f)	$21.75	$0.02		$2.83	$2.85	$(0.07)	$(3.78)	$(3.85)	$0.00	$20.75	16.13%	$162,224	0.22	%(g)	1.21	%(g)	1.25	%(g)	1%
2023	21.63	0.11		2.99	3.10	(0.20)	(2.78)	(2.98)	0.00	21.75	14.38	209,432	0.48		1.23		1.26		2
2022	31.38	0.20		(5.62)	(5.42)	(0.15)	(4.18)	(4.33)	0.00	21.63	(20.44)	264,171	0.74		1.16		1.18		3
2021	23.13	0.21		10.45	10.66	–	(2.41)	(2.41)	0.00	31.38	49.13	415,023	0.72		1.15		1.17		6
2020	26.29	(0.01)		(2.07)	(2.08)	–	(1.08)	(1.08)	0.00	23.13	(8.43)	328,187	(0.05)		1.18		1.19		2
2019	29.57	0.04		(2.35)	(2.31)	–	(0.97)	(0.97)	0.00	26.29	(7.80)	625,116	0.15		1.16		1.16		8

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Due to capital share activity, net investment income/(loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(c)	Amount represents less than $0.005 per share.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.
(e)	Before advisory fee reduction on unsupervised assets totalling 0.04%, 0.04%, 0.03%, 0.02%, and 0.01% of net assets for the six months ended March 31, 2024 and the fiscal years ended September 30, 2023, 2022, 2021, and 2020. For the fiscal year ended September 30, 2019, there was no impact on the expense ratios.
(f)	For the six months ended March 31, 2024, unaudited.
(g)	Annualized.
(h)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders								Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions		Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(c)		Operating Expenses Before Waivers/ Credits/ Reimbursements/ Reductions		Portfolio Turnover Rate
SmallCap Equity Fund
Class AAA
2024(d)	$22.91	$0.06	$3.84	$3.90	$(0.18)		$(0.51)	$(0.69)		$–	$26.12	17.55%	$9,054	0.52	%(e)	1.25	%(e)	1.57	%(e)	11%
2023	20.74	0.14	2.39	2.53	(0.08)		(0.28)	(0.36)		0.00	22.91	12.17	7,599	0.63		1.25		1.60		17
2022	25.74	0.06	(3.61)	(3.55)	(0.01)		(1.44)	(1.45)		–	20.74	(14.79)	7,300	0.23		1.25		1.64		15
2021	15.40	0.04	10.30	10.34	(0.00	)(b)	–	(0.00	)(b)	–	25.74	67.16	9,838	0.15		1.25		1.64		21
2020	17.97	0.04	(1.72)	(1.68)	(0.07)		(0.82)	(0.89)		0.00	15.40	(10.08)	6,146	0.26		1.25		1.70		18
2019	21.49	0.06	(1.28)	(1.22)	–		(2.30)	(2.30)		0.00	17.97	(5.56)	7,758	0.33		1.25		1.64		35
Class A
2024(d)	$21.47	$0.06	$3.59	$3.65	$(0.18)		$(0.48)	$(0.66)		$–	$24.46	17.54%	$8,450	0.52	%(e)	1.25	%(e)	1.57	%(e)	11%
2023	19.45	0.14	2.23	2.37	(0.09)		(0.26)	(0.35)		0.00	21.47	12.17	7,125	0.63		1.25		1.60		17
2022	24.23	0.06	(3.38)	(3.32)	(0.02)		(1.44)	(1.46)		–	19.45	(14.78)	5,820	0.25		1.25		1.65		15
2021	14.50	0.03	9.70	9.73	–		–	–		–	24.23	67.10	5,539	0.14		1.27		1.65		21
2020	16.98	0.00 (b)	(1.63)	(1.63)	(0.03)		(0.82)	(0.85)		0.00	14.50	(10.34)	3,172	0.02		1.50		1.95		18
2019	20.48	0.01	(1.21)	(1.20)	–		(2.30)	(2.30)		0.00	16.98	(5.75)	4,440	0.08		1.50		1.89		35
Class C
2024(d)	$17.30	$(0.02)	$2.89	$2.87	$(0.05)		$(0.38)	$(0.43)		$–	$19.74	17.05%	$2,559	(0.23	)%(e)	2.00	%(e)	2.32	%(e)	11%
2023	15.73	(0.02)	1.80	1.78	–		(0.21)	(0.21)		0.00	17.30	11.29	2,349	(0.12)		2.00		2.35		17
2022	19.98	(0.10)	(2.71)	(2.81)	–		(1.44)	(1.44)		–	15.73	(15.38)	1,931	(0.53)		2.00		2.39		15
2021	12.04	(0.11)	8.05	7.94	–		–	–		–	19.98	65.95	2,336	(0.60)		2.00		2.39		21
2020	14.28	(0.06)	(1.36)	(1.42)	–		(0.82)	(0.82)		0.00	12.04	(10.82)	1,597	(0.46)		2.00		2.45		18
2019	17.69	(0.06)	(1.05)	(1.11)	–		(2.30)	(2.30)		0.00	14.28	(6.21)	3,164	(0.41)		2.00		2.39		35
Class I
2024(d)	$24.01	$0.10	$4.01	$4.11	$(0.24)		$(0.53)	$(0.77)		$–	$27.35	17.69%	$54,508	0.77	%(e)	1.00	%(e)	1.32	%(e)	11%
2023	21.74	0.21	2.49	2.70	(0.14)		(0.29)	(0.43)		0.00	24.01	12.41	51,005	0.88		1.00		1.35		17
2022	26.90	0.13	(3.77)	(3.64)	(0.08)		(1.44)	(1.52)		–	21.74	(14.54)	34,321	0.49		1.00		1.39		15
2021	16.09	0.10	10.75	10.85	(0.04)		–	(0.04)		–	26.90	67.55	33,644	0.40		1.00		1.39		21
2020	18.74	0.09	(1.80)	(1.71)	(0.12)		(0.82)	(0.94)		0.00	16.09	(9.87)	17,435	0.52		1.00		1.45		18
2019	22.27	0.11	(1.32)	(1.21)	(0.02)		(2.30)	(2.32)		0.00	18.74	(5.27)	23,307	0.60		1.00		1.39		35

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.
(d)	For the six months ended March 31, 2024, unaudited.
(e)	Annualized.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(c)		Operating Expenses Before Waivers/ Credits/ Reimbursements/ Reductions		Portfolio Turnover Rate
Convertible Securities Fund
Class AAA
2024(d)	$11.31	$0.15	$0.48	$0.63	$(0.16)	$–	$(0.16)	$–	$11.78	5.64%	$3,295	2.55	%(e)	1.15	%(e)	1.98	%(e)	40%
2023	12.54	0.24	0.02	0.26	(0.32)	(1.17)	(1.49)	–	11.31	1.84	3,352	1.98		1.16		1.82		36
2022	18.26	0.02	(3.96)	(3.94)	(0.17)	(1.61)	(1.78)	–	12.54	(23.78)	4,065	0.16		1.15		1.62		39
2021	15.59	0.05	3.11	3.16	(0.16)	(0.33)	(0.49)	0.00	18.26	20.48	6,701	0.27		1.15		1.56		34
2020	13.86	0.16	1.98	2.14	(0.25)	(0.16)	(0.41)	0.00	15.59	15.80	7,392	1.12		1.15		1.62		62
2019	13.98	0.13	0.51	0.64	(0.23)	(0.53)	(0.76)	–	13.86	5.08	5,168	1.00		1.15		1.66		28
Class A
2024(d)	$11.77	$0.15	$0.51	$0.66	$(0.16)	$–	$(0.16)	$–	$12.27	5.66%	$2,231	2.55	%(e)	1.15	%(e)	1.98	%(e)	40%
2023	13.04	0.25	0.02	0.27	(0.32)	(1.22)	(1.54)	–	11.77	1.80	2,243	1.95		1.16		1.82		36
2022	18.91	0.02	(4.12)	(4.10)	(0.16)	(1.61)	(1.77)	–	13.04	(23.77)	3,419	0.16		1.15		1.62		39
2021	16.13	0.04	3.22	3.26	(0.15)	(0.33)	(0.48)	0.00	18.91	20.45	5,417	0.24		1.17		1.58		34
2020	14.33	0.13	2.04	2.17	(0.21)	(0.16)	(0.37)	0.00	16.13	15.47	6,143	0.86		1.40		1.87		62
2019	14.43	0.10	0.53	0.63	(0.20)	(0.53)	(0.73)	–	14.33	4.81	4,821	0.76		1.40		1.91		28
Class C
2024(d)	$12.70	$0.12	$0.54	$0.66	$(0.13)	$–	$(0.13)	$–	$13.23	5.23%	$1,235	1.82	%(e)	1.90	%(e)	2.73	%(e)	40%
2023	14.04	0.16	0.03	0.19	(0.22)	(1.31)	(1.53)	–	12.70	1.06	1,534	1.16		1.91		2.57		36
2022	20.24	(0.10)	(4.43)	(4.53)	(0.06)	(1.61)	(1.67)	–	14.04	(24.32)	3,297	(0.60)		1.90		2.37		39
2021	17.26	(0.10)	3.44	3.34	(0.03)	(0.33)	(0.36)	0.00	20.24	19.54	5,575	(0.49)		1.90		2.31		34
2020	15.30	0.06	2.19	2.25	(0.13)	(0.16)	(0.29)	0.00	17.26	14.93	6,130	0.37		1.90		2.37		62
2019	15.36	0.04	0.56	0.60	(0.13)	(0.53)	(0.66)	–	15.30	4.30	4,246	0.26		1.90		2.41		28
Class I
2024(d)	$11.35	$0.16	$0.49	$0.65	$(0.18)	$–	$(0.18)	$–	$11.82	5.75%	$10,470	2.81	%(e)	0.90	%(e)	1.73	%(e)	40%
2023	12.59	0.26	0.02	0.28	(0.35)	(1.17)	(1.52)	–	11.35	2.05	13,101	2.14		0.91		1.57		36
2022	18.32	0.06	(3.98)	(3.92)	(0.20)	(1.61)	(1.81)	–	12.59	(23.56)	28,839	0.39		0.90		1.37		39
2021	15.64	0.09	3.12	3.21	(0.20)	(0.33)	(0.53)	0.00	18.32	20.79	55,924	0.51		0.90		1.31		34
2020	13.91	0.20	1.97	2.17	(0.28)	(0.16)	(0.44)	0.00	15.64	16.03	52,842	1.36		0.90		1.37		62
2019	14.03	0.18	0.49	0.67	(0.26)	(0.53)	(0.79)	–	13.91	5.33	36,402	1.32		0.90		1.41		28

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended March 31, 2024 and the fiscal year ended September 30, 2023 if credits had not been received, the ratios of operating expenses to average net assets would have been 1.16% and 1.17% (Class AAA and Class A), 1.91% and 1.92% (Class C), and 0.91% and 0.92% (Class I), respectively. For the fiscal years ended September 30, 2022, 2021, 2020, and 2019 there was no impact on the expense ratios.
(d)	For the six months ended March 31, 2024, unaudited.
(e)	Annualized.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(b)		Operating Expenses Before Waivers/ Credits/ Reimbursements/ Reductions		Portfolio Turnover Rate
Equity Fund
Class AAA
2024(c)	$10.55	$0.03		$1.62	$1.65	$(0.08)		$(0.47)	$(0.55)	$11.65	16.28%	$44,198	0.49	%(d)	1.57	%(d)	1.58	%(d)	17%
2023	10.28	0.05		1.03	1.08	(0.04)		(0.77)	(0.81)	10.55	10.23	40,346	0.51		1.64		1.64		44
2022	13.37	0.04		(0.93)	(0.89)	(0.00	)(e)	(2.20)	(2.20)	10.28	(8.75)	41,068	0.30		1.64		1.64		50
2021	11.02	0.00	(e)	2.89	2.89	(0.06)		(0.48)	(0.54)	13.37	26.99	49,468	0.00	(f)	1.64		1.64		66
2020	12.66	0.08		(0.53)	(0.45)	(0.11)		(1.08)	(1.19)	11.02	(4.32)	44,109	0.70		1.63		1.63		46
2019	13.94	0.10		0.54	0.64	(0.09)		(1.83)	(1.92)	12.66	5.84	50,849	0.80		1.64		1.64		28
Class A
2024(c)	$10.54	$0.03		$1.63	$1.66	$(0.08)		$(0.47)	$(0.55)	$11.65	16.39%	$766	0.49	%(d)	1.57	%(d)	1.58	%(d)	17%
2023	10.27	0.06		1.02	1.08	(0.04)		(0.77)	(0.81)	10.54	10.22	688	0.51		1.64		1.64		44
2022	13.36	0.04		(0.93)	(0.89)	(0.00	)(e)	(2.20)	(2.20)	10.27	(8.76)	788	0.29		1.64		1.64		50
2021	10.99	0.00	(e)	2.88	2.88	(0.03)		(0.48)	(0.51)	13.36	26.94	933	(0.03)		1.67		1.67		66
2020	12.63	0.05		(0.53)	(0.48)	(0.08)		(1.08)	(1.16)	10.99	(4.57)	1,010	0.45		1.88		1.88		46
2019	13.90	0.07		0.54	0.61	(0.05)		(1.83)	(1.88)	12.63	5.59	1,366	0.56		1.89		1.89		28
Class C
2024(c)	$9.41	$(0.01)		$1.46	$1.45	$–		$(0.42)	$(0.42)	$10.44	15.93%	$13	(0.26	)%(d)	2.32	%(d)	2.33	%(d)	17%
2023	9.21	(0.03)		0.92	0.89	–		(0.69)	(0.69)	9.41	9.37	11	(0.28)		2.39		2.39		44
2022	12.27	(0.05)		(0.81)	(0.86)	–		(2.20)	(2.20)	9.21	(9.40)	25	(0.48)		2.39		2.39		50
2021	10.18	(0.11)		2.68	2.57	–		(0.48)	(0.48)	12.27	25.93	37	(1.00)		2.39		2.39		66
2020	11.76	(0.00	)(e)	(0.50)	(0.50)	–		(1.08)	(1.08)	10.18	(5.04)	38	(0.01)		2.38		2.38		46
2019	13.09	0.00	(e)	0.50	0.50	–		(1.83)	(1.83)	11.76	4.99	104	0.04		2.39		2.39		28
Class I
2024(c)	$10.50	$0.04		$1.62	$1.66	$(0.11)		$(0.47)	$(0.58)	$11.58	16.44%	$1,203	0.76	%(d)	1.32	%(d)	1.33	%(d)	17%
2023	10.23	0.08		1.03	1.11	(0.07)		(0.77)	(0.84)	10.50	10.54	1,192	0.74		1.39		1.39		44
2022	13.32	0.07		(0.92)	(0.85)	(0.04)		(2.20)	(2.24)	10.23	(8.52)	1,907	0.56		1.39		1.39		50
2021	10.98	0.03		2.88	2.91	(0.09)		(0.48)	(0.57)	13.32	27.31	3,004	0.25		1.39		1.39		66
2020	12.62	0.11		(0.53)	(0.42)	(0.14)		(1.08)	(1.22)	10.98	(4.09)	2,595	0.96		1.38		1.38		46
2019	13.91	0.13		0.53	0.66	(0.12)		(1.83)	(1.95)	12.62	6.08	3,954	1.06		1.39		1.39		28

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.
(c)	For the six months ended March 31, 2024, unaudited.
(d)	Annualized.
(e)	Amount represents less than $0.005 per share.
(f)	Amount represents less than (0.005)%.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(b)		Operating Expenses Before Waivers/ Credits/ Reimbursements/ Reductions		Portfolio Turnover Rate
Balanced Fund
Class AAA
2024(c)	$9.34	$0.06	$1.22	$1.28	$(0.06)	$(0.20)	$(0.26)	$10.36	14.06%	$30,261	1.29	%(d)	1.36	%(d)	1.37	%(d)	18%
2023	9.20	0.11	0.77	0.88	(0.12)	(0.62)	(0.74)	9.34	9.57	27,932	1.18		1.46		1.46		39
2022	12.11	0.07	(1.44)	(1.37)	(0.07)	(1.47)	(1.54)	9.20	(13.36)	31,492	0.68		1.41		1.41		46
2021	10.85	0.03	1.75	1.78	(0.02)	(0.50)	(0.52)	12.11	16.93	40,187	0.22		1.41		1.41		65
2020	11.71	0.10	(0.11)	(0.01)	(0.10)	(0.75)	(0.85)	10.85	0.17	38,713	0.95		1.42		1.42		57
2019	12.39	0.13	0.55	0.68	(0.13)	(1.23)	(1.36)	11.71	6.44	44,638	1.15		1.37		1.37		44
Class A
2024(c)	$9.42	$0.06	$1.25	$1.31	$(0.06)	$(0.21)	$(0.27)	$10.46	14.17%	$5,013	1.29	%(d)	1.36	%(d)	1.37	%(d)	18%
2023	9.28	0.11	0.77	0.88	(0.12)	(0.62)	(0.74)	9.42	9.54	4,813	1.18		1.46		1.46		39
2022	12.20	0.07	(1.45)	(1.38)	(0.07)	(1.47)	(1.54)	9.28	(13.35)	5,702	0.66		1.41		1.41		46
2021	10.93	0.02	1.77	1.79	(0.02)	(0.50)	(0.52)	12.20	16.87	8,454	0.20		1.43		1.43		65
2020	11.79	0.08	(0.11)	(0.03)	(0.08)	(0.75)	(0.83)	10.93	(0.43)	7,981	0.70		1.67		1.67		57
2019	12.47	0.10	0.55	0.65	(0.10)	(1.23)	(1.33)	11.79	6.13	9,553	0.89		1.62		1.62		44
Class C
2024(c)	$9.55	$0.03	$1.26	$1.29	$(0.02)	$(0.21)	$(0.23)	$10.61	13.76%	$835	0.54	%(d)	2.11	%(d)	2.12	%(d)	18%
2023	9.43	0.04	0.78	0.82	(0.07)	(0.63)	(0.70)	9.55	8.67	884	0.45		2.21		2.21		39
2022	12.39	(0.02)	(1.46)	(1.48)	(0.01)	(1.47)	(1.48)	9.43	(14.02)	491	(0.15)		2.16		2.16		46
2021	11.15	(0.07)	1.81	1.74	–	(0.50)	(0.50)	12.39	16.03	1,212	(0.57)		2.16		2.16		65
2020	12.01	0.02	(0.11)	(0.09)	(0.02)	(0.75)	(0.77)	11.15	(0.95)	1,215	0.20		2.17		2.17		57
2019	12.67	0.05	0.56	0.61	(0.04)	(1.23)	(1.27)	12.01	5.58	2,195	0.40		2.12		2.12		44
Class I
2024(c)	$9.32	$0.07	$1.23	$1.30	$(0.08)	$(0.20)	$(0.28)	$10.34	14.22%	$2,680	1.55	%(d)	1.11	%(d)	1.12	%(d)	18%
2023	9.18	0.14	0.77	0.91	(0.15)	(0.62)	(0.77)	9.32	9.86	2,714	1.43		1.21		1.21		39
2022	12.09	0.10	(1.44)	(1.34)	(0.10)	(1.47)	(1.57)	9.18	(13.15)	3,205	0.93		1.16		1.16		46
2021	10.83	0.05	1.76	1.81	(0.05)	(0.50)	(0.55)	12.09	17.26	3,649	0.47		1.16		1.16		65
2020	11.69	0.13	(0.11)	0.02	(0.13)	(0.75)	(0.88)	10.83	0.09	4,131	1.19		1.17		1.17		57
2019	12.38	0.16	0.54	0.70	(0.16)	(1.23)	(1.39)	11.69	6.63	3,734	1.40		1.12		1.12		44

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.
(c)	For the six months ended March 31, 2024, unaudited.
(d)	Annualized.

See accompanying notes to financial statements.

TETON Westwood Funds

Notes to Financial Statements (Unaudited)

1. Organization. The TETON Westwood Funds (the Trust) was organized as a Massachusetts business trust on June 12, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company and currently consists of five active separate investment portfolios: TETON Westwood Mighty Mites Fund (Mighty Mites Fund), TETON Westwood SmallCap Equity Fund (SmallCap Equity Fund), TETON Convertible Securities Fund (Convertible Securities Fund), TETON Westwood Equity Fund (Equity Fund), and TETON Westwood Balanced Fund (Balanced Fund), individually, a “Fund” and collectively, the “Funds.” Each class of shares outstanding bears the same voting, dividend, liquidation, and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class.

The investment objectives of each Fund are as follows:

●	Mighty Mites Fund seeks to provide long term capital appreciation by investing primarily in micro-capitalization equity securities.

●	SmallCap Equity Fund seeks to provide long term capital appreciation by investing primarily in smaller capitalization equity securities.

●	Convertible Securities Fund seeks to provide a high level of current income as well as long term capital appreciation.

●	Equity Fund seeks to provide capital appreciation. The Equity Fund’s secondary goal is to produce current income.

●	Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.

2. Significant Accounting Policies. As an investment company, the Trust follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser. Investments in open-end investment companies are valued at each underlying fund’s NAV per share as of the report date.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities fair value, in which case these securities will be fair value as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of March 31, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total Market Value at 03/31/24

MIGHTY MITES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Automotive: Parts and Accessories	$7,862,165	$0	–		$7,862,165
Aviation: Parts and Services	12,903,691	455,338	–		13,359,029
Business Services	6,566,691	–	$177,776		6,744,467
Consumer Products	9,256,595	–	1		9,256,596
Consumer Services	1,914,080	266,280	–		2,180,360
Diversified Industrial	43,556,682	2,773,820	–		46,330,502
Entertainment	1,335,777	56,191	–		1,391,968
Financial Services	39,450,473	1,277,268	55,000		40,782,741
Food and Beverage	8,770,865	146,102	–		8,916,967
Manufactured Housing and Recreational Vehicles	4,224,161	3,294,382	–		7,518,543
Real Estate	5,840,816	382,374	765		6,223,955
Specialty Chemicals	6,618,315	–	0		6,618,315
Telecommunications	1,157,601	330,000	–		1,487,601
Other Industries (a)	168,354,448	–	–		168,354,448
Total Common Stocks	317,812,360	8,981,755	233,542		327,027,657

Preferred Stocks (a)	255,182	–	–		255,182
Rights (a)	26,880	90,720			117,600
Warrants (a)	4,700	55,054	652		60,406
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$318,099,122	$9,127,529	$234,194	(b)	$327,460,845

SMALLCAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (c)	$72,756,838	–	–		$72,756,838
U.S. Government Obligations	–	$1,744,456	–		1,744,456
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$72,756,838	$1,744,456	–		$74,501,294

CONVERTIBLE SECURITIES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds (c)	–	$15,811,699	$0		$15,811,699
Convertible Preferred Stocks (c)	–	–	252,563		252,563
Mandatory Convertible Securities (c)	$971,110	–	–		971,110
Common Stocks (c)	–	–	0		0
U.S. Government Obligations	–	376,347	–		376,347
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$971,110	$16,188,046	$252,563	(b)	$17,411,719

EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (c)	$46,076,334	–	–		$46,076,334
Short Term Investment	150,785	–	–		150,785
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$46,227,119	–	–		$46,227,119

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 03/31/24

BALANCED FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (c)	$26,390,406	–	–	$26,390,406
Corporate Bonds (c)	–	$10,577,128	–	10,577,128
Convertible Corporate Bonds (c)	–	311,383	–	311,383
U.S. Government Obligations	–	1,332,602	–	1,332,602
Short Term Investment	35,110	–	–	35,110
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$26,425,516	$12,221,113	–	$38,646,629

(a)  Please refer to the Summary Schedule of Investments for the industry classifications of these portfolio holdings.

(b)  The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board of Trustees.

(c) Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The following table reconciles Level 3 investments for the Convertible Securities Fund for which significant unobservable inputs were used to determine fair value.

	Balance as of 09/30/23	Accrued discounts/ (premiums)	Realized gain/ (loss)	Net Change in unrealized appreciation/ depreciation†	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 03/31/24	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments still held at 03/31/24†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$50	–	–	$(50)	–	–	–	–	$0	$(50)
Convertible Corporate Bonds (a)	0	–	–	0	–	–	–	–	0	0
Convertible Preferred Stocks (a)	280,625	–	–	(28,062)	–	–	–	–	252,563	(28,062)
TOTAL INVESTMENTS IN SECURITIES	$280,675	–	–	$(28,112)	–	–	–	–	$252,563	$(28,112)

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended March 31, 2024, the Convertible Securities Fund did not have transfers into or out of level 3.

At March 31, 2024, the total value of Level 3 investments for the Mighty Mites Fund was less than 1% of total net assets and there were no Level 3 investments held for the SmallCap Equity Fund, Equity Fund, and Balanced Fund. The Fund's policy is to recognize transfers among levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of their securities, and use broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Securities Sold Short. The Funds may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Funds record an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Funds record a realized gain or loss when the short position is closed out. By entering into a short sale, the Funds bear the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Funds on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. During the six months ended March 31, 2024, there were no short sales.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Restricted Securities. Each Fund may invest up to 10% (except for the Mighty Mites Fund, SmallCap Equity Fund, and Convertible Securities Fund which may invest up to 15%) of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. Securities deemed as liquid are not included in the limitations described above. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Funds held as of March 31, 2024, refer to the Schedules of Investments.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

Investments in other Investment Companies. All Funds may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in these Funds would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended March 31, 2024, the Equity Fund’s and Balanced Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was each less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as a Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in a Fund’s custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under each custody arrangement are included in custodian fees in the Statements of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, a Fund is charged an overdraft fee equal to 90% of the current Treasury Bill rate on outstanding balances. These amounts, if any, would be included in the Statements of Operations.

Distributions to Shareholders. Distributions from net investment income are declared and paid annually for the Mighty Mites Fund, SmallCap Equity Fund, and Equity Fund, and quarterly for the Convertible Securities Fund and Balanced Fund. Distributions of net realized gain on investments are normally declared and paid at least annually by each Fund. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Funds, utilization of tax equalization, timing differences, the redemptions in-kind and premiums amortization, reversal of prior year real estate investment trust capital gain, redesignation of dividends paid, and differing characterizations of distributions made by the Funds. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Funds.

The tax character of distributions paid during the fiscal year ended September 30, 2023 was as follows:

	Mighty Mites		SmallCap	Convertible
	Fund		Equity Fund	Securities Fund	Equity Fund	Balanced Fund
Ordinary income (inclusive of short term capital gains)	$3,485,946		$304,228	$743,998	$149,117	$488,569
Net long term capital gains	64,307,540		714,686	3,484,498	3,260,507	2,653,850
Total distributions paid	$67,793,486	*	$1,018,914	$4,228,496	$3,409,624	$3,142,419

* Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Funds’ net investment company taxable income and net capital gains.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses. Convertible Securities Fund has a short term capital loss carryforward with no expiration of $20,822 and a long term capital loss carryforward with no expiration of $297,184.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2024:

	Mighty Mites	SmallCap	Convertible
	Fund	Equity Fund	Securities Fund	Equity Fund	Balanced Fund
Aggregate cost of investments	$191,185,165	$53,802,394	$17,199,967	$36,845,805	$34,621,687
Gross unrealized appreciation	$155,260,609	$22,853,933	$1,225,801	$9,760,737	$5,601,667
Gross unrealized depreciation	(18,984,929)	(2,155,033)	(1,014,049)	(379,423)	(1,576,725)
Net unrealized appreciation	$136,275,680	$20,698,900	$211,752	$9,381,314	$4,024,942

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of March 31, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Funds’ net assets or results of operations. The Funds’ federal and state tax returns for the prior three fiscal years remain open, subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Funds’ tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreements and Other Transactions. The Funds have entered into investment advisory agreements (the Advisory Agreements) with Teton Advisors, LLC and Keeley-Teton Advisors, LLC, individually an “Adviser” and collectively, the “Advisers,” which provide that the Funds will pay the respective Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% for the Mighty Mites Fund, SmallCap Equity Fund, Convertible Securities Fund, and Equity Fund, and 0.75% for the Balanced Fund, of the value of each Fund’s average daily net assets. In accordance with the Advisory Agreements, the Advisers provide a continuous investment program for the Funds’ portfolios, oversee the administration of all aspects of the Funds’ business and affairs, and pay the compensation of all Officers and Trustees of the Funds who are affiliated persons of the Advisers. Teton Advisors, LLC is the Adviser of the Mighty Mites Fund, the Convertible Securities Fund, the Equity Fund, and the Balanced Fund; and Keeley-Teton Advisors, LLC is the Adviser of the SmallCap Equity Fund.

There was a reduction in the Mighty Mites Fund’s advisory fee paid to its Adviser relating to certain portfolio holdings, i.e., unsupervised assets (Bel Fuse, Inc., Full House Resorts, Inc., and Strattec Security Corp.), with respect to which the Adviser transferred dispositive and voting control to the Mighty Mites Fund’s Proxy Voting Committee. During the six months ended March 31, 2024, the Mighty Mites Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its advisory fee with respect to such securities by $66,345.

The respective Advisers have contractually agreed to waive investment advisory fees and/or to reimburse expenses to the SmallCap Equity Fund and Convertible Securities Fund in the event annual expenses of such Funds exceed certain prescribed limits as described in the paragraph below. Such fee waiver/reimbursement arrangements continue at least until January 31, 2025. For the six months ended March 31, 2024, the respective Advisers waived fees or reimbursed expenses in the amounts of $109,856 and $76,464 for the SmallCap Equity Fund and Convertible Securities Fund, respectively.

In addition, the SmallCap Equity Fund and the Convertible Securities Fund are obliged to repay their respective Advisers for a period of two and three fiscal years, respectively, following the fiscal year in which the Advisers reimbursed the Funds only to the extent that the operating expenses of these Funds fall below the following expense limitations based on average net assets for the SmallCap Equity Fund and the Convertible Securities Fund for Class AAA Shares 1.25% and 1.15%, respectively, for Class A Shares 1.25% and 1.15%, respectively, for Class C Shares 2.00% and 1.90%, respectively, and for Class I Shares 1.00% and 0.90%, respectively. As of March 31, 2024, the cumulative unreimbursed amounts which may be recovered by the Adviser within the next three fiscal years are as follows:

	For the year ended September 30, 2022, expiring September 30, 2024	For the year ended September 30, 2023, expiring September 30, 2025	For the six months ended March 31, 2024, expiring September 30, 2026	Total
SmallCap Equity Fund	$217,384	$235,115	$109,856	$562,355

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

	For the year ended September 30, 2021, expiring September 30, 2024	For the year ended September 30, 2022, expiring September 30, 2025	For the year ended September 30, 2023, expiring September 30, 2026	For the six months ended March 31, 2024, expiring September 30, 2027	Total
Convertible Securities Fund	$324,715	$271,186	$199,238	$76,464	$871,603

Gabelli Funds, LLC is a subadviser to the Adviser for the Mighty Mites Fund and the Convertible Securities Fund. The Adviser pays Gabelli Funds, LLC out of its advisory fees a subadvisory fee, computed daily and payable monthly, based on an annual rate of 0.32% of the average net assets of these two Funds.

In addition, the Adviser has a Subadvisory Agreement with Westwood Management Corp. for the Equity Fund and Balanced Fund. The Adviser pays Westwood Management Corp. out of its advisory fees with respect to these latter two Funds a subadvisory fee, computed daily and payable monthly, in an amount equal on an annualized basis to the greater of (i) $150,000 per year on an aggregate basis for these Funds or (ii) 35% of the net revenues to the Adviser from these Funds.

The Advisers have a sub-administration agreement for each of the Funds with Gabelli Funds, LLC. Gabelli Funds, LLC has entered into an agreement with BNY Mellon Investment Servicing (US) Inc. to provide certain administrative services to the Funds.

4. Distribution Plan. The Trust’s Board has adopted a distribution plan (the Plan) for each class of shares, except Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales (including maturities) of securities during the six months ended March 31, 2024, other than short term securities, are as follows:

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Mighty Mites Fund	$2,474,617	$93,100,667	—	—
SmallCap Equity Fund	7,617,485	10,140,896	—	—
Convertible Securities Fund	7,127,856	9,550,053	—	—
Equity Fund	7,412,263	9,506,868	—	—
Balanced Fund	6,560,717	8,214,459	$257,857	$787,016

6. Redemptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may distribute portfolio securities as payment for redemptions of Fund shares (redemptions-in-kind). Gains and losses realized on redemptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the fiscal year ended September 30, 2023 the Mighty Mites Fund realized net gain of $3,330,066 on $5,113,100 of redemptions-in kind, including cash of $152,957. During the six months ended March 31, 2024, there was no such activity.

7. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2024, the Mighty Mites Fund paid $19,781 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $2,083 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended March 31, 2024, the Mighty Mites Fund, SmallCap Equity Fund, Convertible Securities Fund, Equity Fund, and Balanced Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $3,454, $1,128, $814, $949, and $910, respectively.

The cost of calculating each Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement, charged monthly to a Fund when its ending monthly net assets exceed $50 million. During the six months ended March 31, 2024, the Mighty Mites Fund and SmallCap Equity Fund each accrued $22,500 and $22,500 in connection with the cost of computing these Funds’ NAVs.

During the six months ended March 31, 2024, the Mighty Mites Fund engaged in sales transactions with funds that have a common investment adviser. These transactions complied with Rule 17a-7 under the 1940 Act and amounted to $460,977 in sales transactions.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

8. Shares of Beneficial Interest. The Funds offer four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.00%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Mighty Mites Fund, SmallCap Equity Fund, and Convertible Securities Fund impose a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the respective Fund as an increase in paid-in capital. The redemption fees, if any, retained by the Fund during the six months ended March 31, 2024 and the fiscal year ended September 30, 2023 can be found in the Statements of Changes in Net Assets under Redemption Fees.

Transactions in shares of beneficial interest were as follows:

	Mighty Mites Fund		SmallCap Equity Fund		Convertible Securities Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Class AAA
Shares sold	39,653	119,158	11,065	36,907	1,756	1,655
Shares issued upon reinvestment of distributions	812,506	522,977	10,335	5,284	3,886	39,294
Shares redeemed	(867,529)	(759,003)	(6,447)	(62,432)	(22,432)	(68,660)
Net increase/(decrease) in Class AAA Shares	(15,370)	(116,868)	14,953	(20,241)	(16,790)	(27,711)

Class A
Shares sold	243,375	491,661	22,875	91,215	1,722	5,434
Shares issued upon reinvestment of distributions	672,820	425,431	10,368	5,040	2,450	29,135
Shares redeemed	(802,857)	(950,241)	(19,645)	(63,555)	(12,907)	(106,219)
Net increase/(decrease) in Class A Shares	113,338	(33,149)	13,598	32,700	(8,735)	(71,650)

Class C
Shares sold	14,744	55,227	11,127	74,916	2,736	5,365
Shares issued upon reinvestment of distributions	233,685	192,198	3,473	1,369	935	22,140
Shares redeemed	(350,789)	(734,904)	(20,762)	(63,314)	(31,163)	(141,500)
Net increase/(decrease) in Class C Shares	(102,360)	(487,479)	(6,162)	12,971	(27,492)	(113,995)

Class I
Shares sold	688,085	1,334,886	255,465	1,286,692	49,352	195,549
Shares issued upon reinvestment of distributions	1,562,804	1,183,420	69,103	31,295	13,679	262,026
Shares redeemed in-kind	–	(235,627)	–	–	–	–
Shares redeemed	(4,063,954)	(4,867,869)	(455,822)	(772,594)	(332,087)	(1,594,068)
Net increase/(decrease) in Class I Shares	(1,813,065)	(2,585,190)	(131,254)	545,393	(269,056)	(1,136,493)

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

	Equity Fund		Balanced Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Class AAA
Shares sold	15,081	34,310	35,953	32,484
Shares issued upon reinvestment of distributions	193,474	282,384	80,755	249,096
Shares redeemed	(241,203)	(487,335)	(188,576)	(713,834)
Net decrease in Class AAA Shares	(32,648)	(170,641)	(71,868)	(432,254)

Class A
Shares sold	441	747	18,709	5,674
Shares issued upon reinvestment of distributions	3,363	5,320	13,554	43,162
Shares redeemed	(3,320)	(17,540)	(63,803)	(152,459)
Net increase/(decrease) in Class A Shares	484	(11,473)	(31,540)	(103,623)

Class C
Shares sold	–	–	15,663	56,549
Shares issued upon reinvestment of distributions	52	187	2,122	4,695
Shares redeemed	–	(1,739)	(31,602)	(20,857)
Net increase/(decrease) in Class C Shares	52	(1,552)	(13,817)	40,387

Class I
Shares sold	7,087	13,612	23,381	54,428
Shares issued upon reinvestment of distributions	6,157	13,949	8,474	26,994
Shares redeemed	(22,880)	(100,453)	(64,067)	(139,274)
Net decrease in Class I Shares	(9,636)	(72,892)	(32,212)	(57,852)

9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Mighty Mites Fund’s transactions in the securities of these issuers during the six months ended March 31, 2024 is set forth below:

	Market Value at September 30, 2023	Purchases	Sales Proceeds	Realized Gain	Change In Unrealized Appreciation	Market Value at March 31, 2024	Dividend Income	Percent Owned of Shares
Bel Fuse Inc., Cl. A*	$5,368,107	–	$3,616,078	$–	$–	$–	$–	–
Burnham Holdings Inc., Cl. A	2,640,071	–	148,131	(70,904)	217,684	2,638,720	90,182	6.55%
Nathan's Famous Inc.*	14,909,260	–	2,204,941	–	–	–	–	–
Trans-Lux Corp.†	1,035,000	–	89	52	1,011,948	2,046,911	–	17.04%
Total	$23,952,438			$(70,852)	$1,229,632	$4,685,631	$90,182

* Security is no longer considered affiliated at March 31, 2024.

† Non-income producing security.

10. Indemnifications. The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Funds of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

TETON Westwood Funds and Your Personal Privacy

Who are we?

The TETON Westwood Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Teton Advisors, LLC and Keeley-Teton Advisors, LLC, both affiliates of Teton Advisers, Inc. and GAMCO Investors, Inc., publicly held companies that have subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

TETON WESTWOOD FUNDS

TETON Westwood Mighty MitesSM Fund

TETON Westwood SmallCap Equity Fund

TETON Convertible Securities Fund

TETON Westwood Equity Fund

TETON Westwood Balanced Fund

One Corporate Center

Rye, New York 10580-1422

General and Account Information:

800-WESTWOOD [800-937-8966]

fax: 914-921-5118

website: wwww.tetonadv.com

email: info@tetonadv.com

Board of Trustees

ANTHONY S. COLAVITA	NICHOLAS F. GALLUCCIO*	WERNER J. ROEDER
Attorney,	Co-Chairman,	Former Vice President of
Anthony S. Colavita, P.C.	Teton Advisors, Inc.	Medical Affairs (Medical
Director) of New York
Presbyterian/Lawrence Hospital

JAMES P. CONN	MARY E. HAUCK	SALVATORE J. ZIZZA
Former Managing Director	Former Senior Portfolio Manager,	Chairman,
and Chief Investment Officer,	Gabelli-O’Connor Fixed Income	Zizza & Associates Corp.
Financial Security Assurance	Mutual Fund Management
Holdings Ltd.	Company

LESLIE F. FOLEY	MICHAEL J. MELARKEY	*Interested Trustee
Attorney	Of Counsel,
McDonald Carano Wilson LLP

Officers
JOHN C. BALL	RICHARD J. WALZ	PETER GOLDSTEIN
President, Treasurer, Principal	Chief Compliance Officer	Secretary & Vice President
Financial & Accounting Officer

Investment Adviser	Distributor
Teton Advisors, LLC	G.distributors, LLC
Keeley-Teton Advisors, LLC*
Transfer Agent and Disbursing Agent	Legal Counsel
SS&C Global Investor and Distribution Solutions, Inc.	Paul Hastings LLP

*Investment Adviser of TETON Westwood
SmallCap Equity Fund

We have separated the portfolio managers’ commentaries from the financial statements and investment portfolios due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentaries is unrestricted. Both the commentaries and the financial statements, including the portfolio of investments, will be available on our website at www.tetonadv.com.

This report is submitted for the information of the shareholders of the TETON Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABWWQ124SR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

TETON Westwood Mighty Mites Fund

Schedule of Investments—March 31, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.4%
	Aerospace and Defense — 2.1%
116,700	Allient Inc.	$2,815,346	$4,163,856
87,000	Avio SpA†	1,182,317	949,863
97,200	Innovative Solutions and Support Inc.†	361,188	711,504
7,000	Kratos Defense & Security Solutions Inc.†	42,963	128,660
60,600	Park Aerospace Corp.	945,536	1,007,778
		5,347,350	6,961,661

	Agriculture — 1.0%
215	J.G. Boswell Co.	136,405	127,925
153,700	Limoneira Co.	2,751,787	3,006,372
92,000	S&W Seed Co.†	303,958	44,500
		3,192,150	3,178,797

	Automotive — 2.0%
15,000	Rush Enterprises Inc., Cl. A	102,315	802,800
81,400	Rush Enterprises Inc., Cl. B	743,430	4,337,806
47,900	Wabash National Corp.	90,524	1,434,126
		936,269	6,574,732

	Automotive: Parts and Accessories — 2.4%
214,228	Commercial Vehicle Group Inc.†	1,879,421	1,377,486
42,500	Dana Inc.	286,875	539,750
50,000	Garrett Motion Inc.†	381,001	497,000
4,000	Gentherm Inc.†	56,929	230,320
9,500	Modine Manufacturing Co.†	97,682	904,305
11,000	Motorcar Parts of America Inc.†	144,555	88,440
80,000	Puradyn Filter Technologies Inc.†	13,773	0
38,700	Standard Motor Products Inc.	432,829	1,298,385
112,560	Strattec Security Corp.†	2,583,960	2,671,049
20,500	Titan International Inc.†	88,258	255,430
		5,965,283	7,862,165

	Aviation: Parts and Services — 4.1%
198,000	Astronics Corp.†	2,345,323	3,769,920
23,896	Astronics Corp., Cl. B†	144,647	455,338
162,340	Ducommun Inc.†	3,950,942	8,328,042
60,000	Heroux-Devtek Inc.†	756,521	805,729
		7,197,433	13,359,029

	Broadcasting — 1.4%
178,000	Beasley Broadcast Group Inc., Cl. A†	746,955	138,840
314,000	Corus Entertainment Inc., Cl. B	402,000	169,222
30,280	Dish TV India Ltd., GDR†	22,113	5,450
248,240	Gray Television Inc.	342,098	1,568,877
87,000	Gray Television Inc., Cl. A	629,140	749,070
32,000	Sinclair Inc.	51,619	431,040
135,500	Townsquare Media Inc., Cl. A	984,144	1,487,790
		3,178,069	4,550,289

	Building and Construction — 4.2%
59,059	Armstrong Flooring Inc.†	10,195	591
71,000	Gibraltar Industries Inc.†	1,630,943	5,717,630
5,000	Granite Construction Inc.	112,794	285,650
2,500	Herc Holdings Inc.	61,668	420,750
9,000	MYR Group Inc.†	163,938	1,590,750
Shares		Cost	Market Value
31,230	The Monarch Cement Co.	$848,967	$5,686,983
		2,828,505	13,702,354

	Business Services — 2.1%
135,000	AdTheorent Holding Co. Inc.†	256,602	433,350
36,900	Du-Art Film Laboratories Inc.†(a)	0	159,998
4,100	Du-Art Film Laboratories Inc.†(a)	0	17,778
4,000	ICF International Inc.	89,149	602,520
31,000	OPENLANE Inc.†	163,596	536,300
2,299,900	Trans-Lux Corp.†(b)	1,196,110	2,046,911
35,000	Viad Corp.†	817,909	1,382,150
54,000	Willdan Group Inc.†	1,482,992	1,565,460
		4,006,358	6,744,467

	Communications — 0.2%
59,000	Comtech Telecommunications Corp.†	734,011	202,370
40,000	Ooma Inc.†	569,478	341,200
		1,303,489	543,570

	Communications Equipment — 0.5%
53,000	Anterix Inc.†	1,723,610	1,781,330

	Computer Software and Services — 1.7%
4,000	Agilysys Inc.†	69,574	337,040
559,327	Alithya Group Inc., Cl. A†	1,261,407	844,584
124,000	American Software Inc., Cl. A	1,047,757	1,419,800
4,000	Cardlytics Inc.†	41,253	57,960
45,000	DHI Group Inc.†	81,549	114,750
10,000	Digi International Inc.†	124,708	319,300
10,000	Materialise NV, ADR†	58,532	52,800
137,000	Mitek Systems Inc.†	778,274	1,931,700
24,600	Playstudios Inc.†	123,446	68,388
1,000	Red Violet Inc.†	21,520	19,550
1,000	Tyler Technologies Inc.†	16,928	425,010
		3,624,948	5,590,882

	Consumer Products — 2.8%
28,000	Acme United Corp.	482,492	1,315,720
27,700	Bassett Furniture Industries Inc.	394,203	408,852
25,000	Glatfelter Corp.†	71,302	50,000
770,000	Goodbaby International Holdings Ltd.†	190,035	63,946
5,000	Johnson Outdoors Inc., Cl. A	145,741	230,550
226,000	Lifetime Brands Inc.	2,351,898	2,368,480
290,000	Marine Products Corp.	2,022,511	3,407,500
14,000	MarineMax Inc.†	217,524	465,640
10,500	Oil-Dri Corp. of America	210,033	782,880
5,700	PC Group Inc.†(a)	3,465	1
2,200,000	Playmates Holdings Ltd.	263,717	163,027
		6,352,921	9,256,596
	Consumer Services — 0.7%
168,000	1-800-Flowers.com Inc., Cl. A†	1,077,814	1,819,440
63,400	Bowlin Travel Centers Inc.†	86,945	266,280
3,500	Carriage Services Inc.	53,964	94,640
		1,218,723	2,180,360

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued)—March 31, 2024 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Diversified Industrial — 14.1%
179,000	American Outdoor Brands Inc.†	$1,640,478	$1,575,200
140,000	Ampco-Pittsburgh Corp.†	580,244	303,800
198,400	Burnham Holdings Inc., Cl. A(b)	3,025,109	2,638,720
48,400	Columbus McKinnon Corp.	748,412	2,160,092
194,600	Distribution Solutions Group Inc.†	1,234,676	6,904,408
130,000	Graham Corp.†	1,400,045	3,546,400
1,000	Griffon Corp.	10,020	73,340
17,000	Haulotte Group SA†	91,271	43,650
700	Hyster-Yale Materials Handling Inc.	20,560	44,919
305,000	Intevac Inc.†	1,403,788	1,171,200
8,000	John Bean Technologies Corp.	227,909	839,120
167,537	L.B. Foster Co., Cl. A†	2,421,667	4,575,436
7,000	MSA Safety Inc.	223,007	1,355,130
495,600	Myers Industries Inc.	8,664,423	11,483,052
188,500	Park-Ohio Holdings Corp.	3,862,594	5,029,180
19,300	RWC Inc.†	304,448	135,100
7,000	Standex International Corp.	192,436	1,275,540
12,500	Steel Partners Holdings LP†	411,536	495,625
150,000	Tredegar Corp.	1,858,143	978,000
103,000	Twin Disc Inc.	1,254,965	1,702,590
		29,575,731	46,330,502

	Educational Services — 0.4%
80,000	Universal Technical Institute Inc.†	228,510	1,275,200

	Electronics — 6.2%
107,000	Arlo Technologies Inc.†	309,841	1,353,550
5,200	Badger Meter Inc.	89,175	841,412
53,400	Bel Fuse Inc., Cl. A	911,372	3,781,254
109,200	CTS Corp.	1,049,742	5,109,468
59,500	Daktronics Inc.†	441,557	592,620
30,000	IMAX Corp.†	129,139	485,100
32,500	Kimball Electronics Inc.†	194,856	703,625
3,000	Mesa Laboratories Inc.	88,371	329,190
3,890	Methode Electronics Inc.	22,767	47,380
5,000	Napco Security Technologies Inc.	101,500	200,800
52,500	Stoneridge Inc.†	489,037	968,100
66,500	Ultra Clean Holdings Inc.†	136,535	3,055,010
117,000	Ultralife Corp.†	808,289	1,030,770
54,012	Vishay Precision Group Inc.†	1,407,877	1,908,244
		6,180,058	20,406,523

	Energy and Utilities: Natural Gas — 0.6%
87,010	RGC Resources Inc.	1,176,262	1,761,082
3,500	Unitil Corp.	167,989	183,225
		1,344,251	1,944,307

	Energy and Utilities: Services — 0.4%
200,000	Alvopetro Energy Ltd.	227,741	600,938
24,000	Dawson Geophysical Co.†	62,929	34,080
8,000	Dril-Quip Inc.†	231,598	180,240
58,000	RPC Inc.	104,842	448,920
6,500	Subsea 7 SA, ADR	23,304	104,000
		650,414	1,368,178
Shares		Cost	Market Value

	Energy and Utilities: Water — 1.7%
31,820	Artesian Resources Corp., Cl. A	$822,364	$1,180,840
9,000	Cadiz Inc.†	75,665	26,100
21,800	California Water Service Group	435,712	1,013,264
44,500	Consolidated Water Co. Ltd.	469,344	1,304,295
29,200	Energy Recovery Inc.†	82,993	461,068
5,000	Middlesex Water Co.	102,056	262,500
37,660	The York Water Co.	625,493	1,365,928
		2,613,627	5,613,995
	Entertainment — 0.4%
73,307	Borussia Dortmund GmbH & Co. KGaA†	464,756	264,942
1,500	Canterbury Park Holding Corp.	18,544	33,915
53,000	Sportech plc	218,767	56,191
12,000	TKO Group Holdings Inc.	167,890	1,036,920
		869,957	1,391,968
	Environmental Control — 0.7%
20,300	Casella Waste Systems Inc., Cl. A†	78,453	2,007,061
15,000	Primo Water Corp.	121,162	273,150
		199,615	2,280,211
	Equipment and Supplies — 6.9%
10,000	AZZ Inc.	375,844	773,100
128,500	Core Molding Technologies Inc.†	1,048,071	2,432,505
23,000	Federal Signal Corp.	144,789	1,952,010
30,000	Interpump Group SpA	171,343	1,462,597
34,200	Maezawa Kyuso Industries Co. Ltd.	92,537	283,080
50,000	Pitney Bowes Inc.	192,057	216,500
271,900	The Eastern Co.	5,109,538	9,269,071
74,400	The Gorman-Rupp Co.	1,729,789	2,942,520
66,000	The L.S. Starrett Co., Cl. A†	550,581	1,048,740
17,500	The Manitowoc Co. Inc.†	210,894	247,450
71,000	Titan Machinery Inc.†	907,211	1,761,510
32,500	TransAct Technologies Inc.†	107,732	170,300
		10,640,386	22,559,383
	Financial Services — 12.4%
2,000	Ameris Bancorp	16,876	96,760
20,000	Atlantic American Corp.	74,504	53,600
27,500	Atlantic Union Bankshares Corp.	745,679	971,025
11,300	Bank7 Corp.	248,600	318,660
9,660	Berkshire Hills Bancorp Inc.	167,758	221,407
2,000	Burke & Herbert Financial Services Corp.	63,817	112,060
7,200	Cadence Bank	203,229	208,800
79,800	Capital City Bank Group Inc.	1,945,755	2,210,460
6,000	Capitol Federal Financial Inc.	68,100	35,760
14,000	Citizens & Northern Corp.	274,025	262,920
5,000	ConnectOne Bancorp Inc.	111,579	97,500
19,600	Crazy Woman Creek Bancorp Inc.†	377,259	428,750
3,000	Eagle Bancorp Inc.	63,636	70,470
1,001	Farmers & Merchants Bank of Long Beach	5,424,822	4,804,800
40,000	Farmers National Banc Corp.	333,870	534,400
20,000	First Internet Bancorp	400,000	694,800

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued)—March 31, 2024 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Financial Services (Continued)
376,800	Flushing Financial Corp.	$5,941,442	$4,751,448
74,000	FNB Corp.	719,682	1,043,400
32,116	FS Bancorp Inc.	589,634	1,114,746
10	Guaranty Corp., Cl. A†(a)	137,500	55,000
15,000	Hanover Bancorp Inc.	315,000	222,300
12,600	HomeStreet Inc.	126,000	189,630
9,030	Hope Bancorp Inc.	47,336	103,935
76,791	I3 Verticals Inc., Cl. A†	1,244,472	1,757,746
17,000	ICC Holdings Inc.†	170,000	271,830
42,500	KKR & Co. Inc.	5,637	4,274,650
73,000	Legacy Housing Corp.†	859,531	1,570,960
700	LendingTree Inc.†	20,386	29,638
93,000	Medallion Financial Corp.	327,766	735,630
4,197	Northrim BanCorp Inc.	91,498	211,990
8,500	Pacific Premier Bancorp Inc.	225,522	204,000
15,000	Primis Financial Corp.	225,835	182,550
30,530	Renasant Corp.	329,484	956,200
31,300	Sandy Spring Bancorp Inc.	935,051	725,534
3,000	Seacoast Banking Corp. of Florida	92,978	76,170
3,600	Security National Corp.	336,038	497,700
68,500	Silvercrest Asset Management Group Inc., Cl. A	931,486	1,082,985
37,500	Southern First Bancshares Inc.†	1,594,552	1,191,000
4,500	Southside Bancshares Inc.	153,548	131,535
8,900	SouthState Corp.	375,847	756,767
21,500	Sprott Inc.	491,480	793,304
64,000	Stellar Bancorp Inc.	1,801,618	1,559,040
4,500	Territorial Bancorp Inc.	99,712	36,270
5,500	Thomasville Bancshares Inc.	209,436	350,818
4,500	Towne Bank	130,009	126,270
10,010	TrustCo Bank Corp. NY	230,230	281,882
8,000	United Bankshares Inc.	256,591	286,320
44,000	Valley National Bancorp	291,064	350,240
31,800	Value Line Inc.	314,878	1,287,900
40,410	Washington Trust Bancorp Inc.	903,792	1,086,221
63,000	Waterstone Financial Inc.	670,706	766,710
75,000	Western New England Bancorp Inc.	633,464	575,250
115,000	Wright Investors' Service Holdings Inc.†	60,425	23,000
		32,409,139	40,782,741

	Food and Beverage — 2.7%
84,600	Andrew Peller Ltd., Cl. A	357,330	249,200
15,000	BellRing Brands Inc.†	210,000	885,450
1,900	Bridgford Foods Corp.†	32,687	21,299
38,500	Calavo Growers Inc.	1,119,510	1,070,685
5,000	ChromaDex Corp.†	8,471	17,400
130,000	Corby Spirit and Wine Ltd., Cl. A	1,943,766	1,237,090
303,000	Crimson Wine Group Ltd.†	2,644,581	1,754,370
475,809	Farmer Brothers Co.†	2,304,480	1,698,638
1,350	Hanover Foods Corp., Cl. A	101,653	87,750
300	Hanover Foods Corp., Cl. B	28,206	18,516
42,000	Iwatsuka Confectionery Co. Ltd.	727,260	762,703
1,000	J & J Snack Foods Corp.	14,415	144,560
Shares		Cost	Market Value
11,500	Lifeway Foods Inc.†	$121,611	$198,030
44,198	Premier Foods plc	20,439	83,342
1,510	Rock Field Co. Ltd.	11,171	17,037
4,600	Scheid Vineyards Inc., Cl. A†	56,199	39,836
4,000	T. Hasegawa Co. Ltd.	83,685	80,196
235,200	Tingyi (Cayman Islands) Holding Corp.	345,177	257,831
207,400	Vitasoy International Holdings Ltd.	108,284	177,804
23,000	Willamette Valley Vineyards Inc.†	88,087	115,230
		10,327,012	8,916,967
	Health Care — 3.8%
58,000	Accuray Inc.†	241,393	143,260
5,500	Boiron SA	93,152	199,490
9,000	CareDx Inc.†	47,818	95,310
2,700	Collegium Pharmaceutical Inc.†	49,759	104,814
122,160	Cutera Inc.†	1,096,033	179,575
35,142	Electromed Inc.†	76,795	567,543
59,200	Exelixis Inc.†	112,776	1,404,816
195,000	InfuSystem Holdings Inc.†	592,673	1,671,150
2,000	Integer Holdings Corp.†	40,510	233,360
5,500	LeMaitre Vascular Inc.	133,878	364,980
192,860	Neogen Corp.†	273,278	3,043,331
55,500	NeoGenomics Inc.†	179,870	872,460
18,000	Neuronetics Inc.†	59,824	85,680
1,500	Omnicell Inc.†	23,551	43,845
162,000	OPKO Health Inc.†	402,452	194,400
21,000	Option Care Health Inc.†	182,763	704,340
22,500	Orthofix Medical Inc.†	383,714	326,700
2,500	QuidelOrtho Corp.†	27,931	119,850
1,300	STERIS plc	51,834	292,266
32,000	SurModics Inc.†	615,787	938,880
67,761	United-Guardian Inc.	594,515	523,793
1,000	Utah Medical Products Inc.	25,583	71,110
2,500	Zealand Pharma A/S†	31,749	246,426
		5,337,638	12,427,379
	Hotels and Gaming — 5.6%
1,944	Bally's Corp.†	39,505	27,099
4,000	Boyd Gaming Corp.	21,024	269,280
19,000	Caesars Entertainment Inc.†	77,348	831,060
900	Churchill Downs Inc.	8,818	111,375
1,211,119	Full House Resorts Inc.†	3,339,101	6,745,933
100,000	Gambling.com Group Ltd.†	763,880	913,000
20,000	Genius Sports Ltd.†	81,525	114,200
114,200	Golden Entertainment Inc.	1,309,065	4,205,986
247,221	Inspired Entertainment Inc.†	1,489,024	2,437,599
194,300	PlayAGS Inc.†	1,466,411	1,744,814
10,900	Rush Street Interactive Inc.†	110,727	70,959
70,000	The Marcus Corp.	903,199	998,200
		9,609,627	18,469,505
	Machinery — 5.6%
144,000	Astec Industries Inc.	5,030,269	6,294,240
4,400	DMG Mori AG	22,722	208,865
452,500	Gencor Industries Inc.†	2,893,044	7,552,225
15,500	Tennant Co.	438,322	1,884,955
13,920	The Middleby Corp.†	136,601	2,238,197
		8,520,958	18,178,482

	Manufactured Housing and Recreational Vehicles — 2.3%
600	Cavco Industries Inc.†	41,592	239,436

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued)—March 31, 2024 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Manufactured Housing and Recreational Vehicles (Continued)
101,350	Nobility Homes Inc.	$1,476,249	$3,294,382
22,500	Skyline Champion Corp.†	150,291	1,912,725
28,000	Winnebago Industries Inc.	256,807	2,072,000
		1,924,939	7,518,543

	Metals and Mining — 0.1%
18,000	Osisko Gold Royalties Ltd.	213,548	295,404
400,000	Tanami Gold NL†	17,082	8,602
		230,630	304,006

	Paper and Forest Products — 0.0%
50	Keweenaw Land Association Ltd.†	3,051	1,153

	Publishing — 0.5%
9,000	DallasNews Corp.	42,622	34,380
26,000	Lee Enterprises Inc.†	425,548	346,580
342,600	The E.W. Scripps Co., Cl. A†	1,716,129	1,346,418
		2,184,299	1,727,378

	Real Estate — 1.9%
112,000	AmBase Corp.†	116,854	23,744
115,800	Capital Properties Inc., Cl. A	1,241,217	1,273,800
28,000	DREAM Unlimited Corp., Cl. A	309,437	400,812
19,000	FRP Holdings Inc.†	618,496	1,166,600
22,316	Gyrodyne LLC†	405,518	183,549
6,025	Holobeam Inc.†	96,918	198,825
233,000	Reading International Inc., Cl. A†	1,518,990	428,720
74,400	Reading International Inc., Cl. B†	674,532	1,085,496
2,508	Royalty LLC†(a)	0	765
93,400	Tejon Ranch Co.†	1,845,865	1,439,294
149,000	Trinity Place Holdings Inc.†	465,121	22,350
		7,292,948	6,223,955

	Restaurants — 4.0%
55,000	Denny's Corp.†	347,819	492,800
178,300	Nathan's Famous Inc.	2,000,849	12,623,640
		2,348,668	13,116,440

	Retail — 1.2%
16,000	Big 5 Sporting Goods Corp.	86,313	56,320
4,000	Ingles Markets Inc., Cl. A	71,077	306,720
24,000	Lands' End Inc.†	289,123	261,360
6,000	La-Z-Boy Inc.	129,677	225,720
24,100	Movado Group Inc.	221,481	673,113
16,000	Natural Grocers by Vitamin Cottage Inc.	231,232	288,800
67,000	Sportsman's Warehouse Holdings Inc.†	472,596	208,370
62,700	Village Super Market Inc., Cl. A	1,523,385	1,793,847
		3,024,884	3,814,250

	Semiconductors — 0.2%
62,427	SkyWater Technology Inc.†	577,859	634,883

	Specialty Chemicals — 2.0%
48,000	Hawkins Inc.	852,185	3,686,400
5,000	Minerals Technologies Inc.	184,285	376,400
100,000	Navigator Holdings Ltd.	939,625	1,535,000
Shares		Cost	Market Value
10,800	Neo Performance Materials Inc.	$133,816	$50,231
66,900	The General Chemical Group Inc.†(a)	6,021	0
180,459	Treatt plc	989,129	970,284
		3,105,061	6,618,315

	Telecommunications — 0.5%
48,500	A10 Networks Inc.	306,454	663,965
10,000	Frequency Electronics Inc.†	96,784	108,900
295,734	INNOVATE Corp.†	703,953	207,221
2,306	NETGEAR Inc.†	32,445	36,365
30,000	Nuvera Communications Inc.	219,358	330,000
800	Preformed Line Products Co.	70,887	102,936
2,200	Shenandoah Telecommunications Co.	11,156	38,214
		1,441,037	1,487,601

	TOTAL COMMON STOCKS	187,515,407	325,678,097

	PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.1%
6,900	Jungheinrich AG	19,312	255,182

	RIGHTS — 0.1%
	Energy and Utilities: Services — 0.1%
85,500	Pineapple Energy Inc., CVR†	0	90,220

	Health Care — 0.0%
25,000	Paratek Pharmaceuticals Inc., CVR†	0	500

	Metals and Mining — 0.0%
60,000	Pan American Silver Corp., CVR†	44,994	26,880

	TOTAL RIGHTS	44,994	117,600

	WARRANTS — 0.0%
	Business Services — 0.0%
1	Internap Corp., expire 05/08/24†(a)	0	652

	Computer Software and Services — 0.0%
9,000	Otonomo Technologies Ltd., expire 08/13/26†	12,907	424

	Diversified Industrial — 0.0%
47,000	Ampco-Pittsburgh Corp., expire 08/01/25†	32,110	4,700

	Health Care — 0.0%
8,737	Option Care Health Inc., Cl. A, expire 06/30/25†	7,979	31,804

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued)—March 31, 2024 (Unaudited)

			Market
Shares		Cost	Value
	WARRANTS (Continued)
	Health Care (Continued)
8,737	Option Care Health Inc., Cl. B, expire 06/20/25†	$7,554	$22,826
		15,533	54,630
	TOTAL WARRANTS	60,550	60,406

	TOTAL MISCELLANEOUS INVESTMENTS — 0.4%(c)	1,728,978	1,349,560

	TOTAL INVESTMENTS — 100.0%	$189,369,241	327,460,845

	Other Assets and Liabilities (Net) — 0.0%		139,770

	NET ASSETS — 100.0%		$327,600,615

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(c)	Represents undisclosed, unrestricted securities which the Fund has held for less than one year.
†	Non-income producing security.

ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt

See accompanying notes to financial statements.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The TETON Westwood Funds

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	June 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	June 6, 2024

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	June 6, 2024

* Print the name and title of each signing officer under his or her signature.